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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

     Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Instituional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Fund for the year ended February 29, 2008. These six series have a February 28, fiscal year end.

Date of reporting period: February 29, 2008

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Annual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional 100% Treasury Money Market Fund for the twelve-month period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

1

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
			Institutional	Lynch
		Institutional	U.S. Treasury	3-Month
	Institutional	Service	Money	U.S.
	Shares	Shares	Markets	Treasury
	(Class I)	(Class IS)	Median	Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	3.81%	3.56%	4.18%	4.86%

5-year	2.62%	2.37%	2.73%	3.16%

10-year	3.35%	3.09%	3.36%	3.75%

7-day annualized yield	2.26%	2.01%	N/A	N/A

30-day annualized yield	2.32%	2.08%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2008, there were 174 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,015.18	$1.55
Class IS	$ 1,000.00	$ 1,013.93	$2.85
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.32	$1.56
Class IS	$ 1,000.00	$ 1,022.03	$2.87

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.31% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.81%	4.57%	2.96%	1.11%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$864,468	$98,946	$493,913	$369,460	$449,943
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.33%	0.32%	0.33%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.33%	0.32%	0.33%	0.31%
Net investment income (loss)	3.17%	4.32%	2.94%	1.09%	0.70%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.56%	4.32%	2.70%	0.86%	0.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$214,365	$110,143	$162,313	$218,046	$256,132
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.59%	0.57%	0.58%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.59%	0.57%	0.58%	0.56%
Net investment income (loss)	3.29%	4.16%	2.64%	0.88%	0.45%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 29, 2008

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Bills ß:
1.75%, 03/06/2008	$ 77,428,000	$77,416,708
1.80%, 03/13/2008	41,957,000	41,936,021
1.94%, 06/19/2008	1,907,000	1,895,904
2.00%, 03/06/2008	3,273,000	3,272,454
2.04%, 04/17/2008	65,847,000	65,679,378
2.05%, 03/27/2008	50,000,000	49,931,667
2.08%, 03/13/2008	40,366,000	40,342,677
2.10%, 03/27/2008	32,328,000	32,282,741
2.12%, 03/06/2008	32,078,000	32,072,332
2.21%, 04/24/2008 - 05/01/2008	31,220,000	31,116,873
2.22%, 03/20/2008	2,279,000	2,276,608
2.24%, 05/01/2008	17,955,000	17,889,174
2.30%, 03/20/2008	11,421,000	11,408,590
2.32%, 04/15/2008 - 04/17/2008	77,666,000	77,450,096
2.33%, 04/15/2008	50,000,000	49,861,146
2.37%, 04/15/2008 - 07/10/2008	62,475,000	62,015,852
2.38%, 04/15/2008 - 07/03/2008	34,596,000	34,421,613
2.40%, 03/13/2008	2,534,000	2,532,308
2.45%, 04/17/2008	69,149,000	68,937,058
2.75%, 04/17/2008	41,412,000	41,269,646
2.80%, 03/13/2008	50,000,000	49,961,167
3.01%, 03/20/2008	34,082,000	34,033,556
3.03%, 04/24/2008	3,908,000	3,890,896
3.04%, 03/20/2008	19,915,000	19,886,373
3.06%, 03/06/2008	13,177,000	13,173,640
3.07%, 03/06/2008	384,000	383,902
3.08%, 05/15/2008	3,088,000	3,068,695
3.09%, 05/22/2008	25,000,000	24,828,278
3.11%, 06/05/2008	25,000,000	24,796,953
3.13%, 05/15/2008	20,000,000	19,873,223
3.17%, 04/03/2008 - 06/05/2008	55,000,000	54,738,916
3.18%, 04/03/2008	580,000	578,413
3.25%, 05/15/2008	50,000,000	49,670,740
3.29%, 05/22/2008	29,024,000	28,817,608

Total Investments (cost $1,071,711,206) 99.3%		1,071,711,206
Other Assets and Liabilities 0.7%		7,122,480

Net Assets 100.0%		$ 1,078,833,686

ß Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

February 29, 2008

The following table shows the percent of total investments by credit quality as of February 29, 2008 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 29, 2008 (unaudited):

2-7 days	11.8%
8-60 days	63.7%
61-120 days	18.5%
121-240 days	6.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments at amortized cost	$1,071,711,206
Cash	483
Receivable for Fund shares sold	8,141,900
Prepaid expenses and other assets	11,711

Total assets	1,079,865,300

Liabilities
Dividends payable	805,331
Payable for Fund shares redeemed	133,834
Advisory fee payable	18,415
Distribution Plan expenses payable	4,344
Due to other related parties	5,748
Accrued expenses and other liabilities	63,942

Total liabilities	1,031,614

Net assets	$1,078,833,686

Net assets represented by
Paid-in capital	$1,079,100,941
Undistributed net investment income	3,095
Accumulated net realized losses on investments	(270,350)

Total net assets	$1,078,833,686

Net assets consists of
Class I	$864,468,489
Class IS	214,365,197

Total net assets	$1,078,833,686

Shares outstanding (unlimited number of shares authorized)
Class I	864,489,488
Class IS	214,311,262

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$15,242,785

Expenses
Advisory fee	879,920
Distribution Plan expenses	416,098
Administrative services fee	251,369
Transfer agent fees	14,995
Trustees’ fees and expenses	9,296
Printing and postage expenses	13,135
Custodian and accounting fees	101,471
Registration and filing fees	44,132
Professional fees	21,645
Other	16,923

Total expenses	1,768,984
Less: Expense reductions	(9,646)

Net expenses	1,759,338

Net investment income	13,483,447

Net realized gains on investments	83,043

Net increase in net assets resulting from operations	$13,566,490

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended February 28,

	2008 (a)		2007

Operations
Net investment income		$13,483,447		$11,780,580
Net realized gains on investments		83,043		3,253

Net increase in net assets resulting
from operations		13,566,490		11,783,833

Distributions to shareholders from
Net investment income
Class I		(8,012,609)		(8,055,142)
Class IS		(5,469,374)		(3,725,551)

Total distributions to shareholders		(13,481,983)		(11,780,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,592,527,305	2,592,527,305	669,935,026	669,935,026
Class IS	534,978,603	534,978,603	232,295,930	232,295,930

		3,127,505,908		902,230,956

Net asset value of shares issued in
reinvestment of distributions
Class I	3,702,538	3,702,538	1,685,101	1,685,101
Class IS	2,901,901	2,901,901	2,340,578	2,340,578

		6,604,439		4,025,679

Payment for shares redeemed
Class I	(1,830,766,654)	(1,830,766,654)	(1,066,590,432)	(1,066,590,432)
Class IS	(433,683,675)	(433,683,675)	(286,805,906)	(286,805,906)

		(2,264,450,329)		(1,353,396,338)

Net increase (decrease) in net assets
resulting from capital share
transactions		869,660,018		(447,139,703)

Total increase (decrease) in net assets		869,744,525		(447,136,563)
Net assets
Beginning of period		209,089,161		656,225,724

End of period		$1,078,833,686		$209,089,161

Undistributed net investment income		$3,095		$1,631

(a) Year ended February 29.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

14

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.21% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class I shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. INVESTMENT TRANSACTIONS

On February 29, 2008 the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $270,350 in capital loss carryovers for federal income tax purposes with $128,024 expiring in 2014 and $142,326 expiring in 2015.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

15

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2008, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$823,933	$270,350	$(820,838)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $13,481,983 and $11,780,693 of ordinary income for the years ended February 29, 2008 and February 28, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement

16

NOTES TO FINANCIAL STATEMENTS continued

and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses

17

NOTES TO FINANCIAL STATEMENTS continued

derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

19

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional 100% Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

20

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

21

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

22

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and underperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance over the one- and three-year periods ended December 31, 2006. The Trustees noted that the Fund’s relatively limited investment mandate - investing in U.S. Treasury securities - may have negatively impacted its performance relative to the mutual funds against which the Trustees compared the Fund’s performance, which include a number of mutual funds which have greater flexibility in selecting investments. The Trustees noted that the management fee paid by the Fund was near the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

23

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1	Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565575 rv5 4/2008

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565575 rv5 4/2008

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Annual Report
as of February 29, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
April 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Money Market Fund for the twelve-month period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

1

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:
Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of February 29, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

Average annual return

1-year	5.13%	5.08%

5-year	3.25%	3.20%

10-year	3.89%	3.85%

7-day annualized yield	3.69%	3.64%

30-day annualized yield	3.85%	3.80%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 29, 2008, there were 406 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill Lynch
			Institutional	3-Month
Investor	Institutional	Participant	Money	U.S.
Shares	Service Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/26/1996	5/1/2001

EMNXX	EMSXX	EMPXX

5.02%	4.86%	4.61%	4.89%	4.86%

3.14%	2.99%	2.73%	3.01%	3.16%

3.82%	3.63%	3.53%	3.64%	3.75%

3.59%	3.44%	3.19%	N/A	N/A

3.75%	3.60%	3.35%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,024.09	$ 0.91
Class AD	$ 1,000.00	$ 1,023.84	$ 1.16
Class IN	$ 1,000.00	$ 1,023.59	$ 1.41
Class IS	$ 1,000.00	$ 1,022.81	$ 2.16
Class P	$ 1,000.00	$ 1,021.55	$ 3.42
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.97	$ 0.91
Class AD	$ 1,000.00	$ 1,023.72	$ 1.16
Class IN	$ 1,000.00	$ 1,023.47	$ 1.41
Class IS	$ 1,000.00	$ 1,022.73	$ 2.16
Class P	$ 1,000.00	$ 1,021.48	$ 3.42

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.18% for Class I, 0.23% for Class AD, 0.28% for Class IN, 0.43% for Class IS and 0.68% for Class P), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.13%	5.15%	3.47%	1.51%	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,859,243	$14,239,628	$12,037,126	$10,534,653	$13,392,535
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.18%	0.18%	0.13%	0.21%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.20%	0.20%	0.22%	0.21%	0.21%
Net investment income (loss)	5.00%	5.03%	3.46%	1.46%	1.06%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS AD	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.08%	5.10%	3.41%	1.46%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$181,752	$154,493	$18,476	$4,665	$10,951
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.23%	0.24%	0.20%	0.25%	0.26%
Expenses excluding waivers/reimbursements
and expense reductions	0.25%	0.26%	0.29%	0.25%	0.26%
Net investment income (loss)	4.96%	5.10%	3.66%	1.27%	1.02%

1 Year ended February 29.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS IN	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.02%	5.05%	3.36%	1.41%	0.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$114,977	$123,480	$128,213	$197,022	$190,016
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.28%	0.28%	0.23%	0.31%	0.31%
Expenses excluding waivers/reimbursements
and expense reductions	0.30%	0.30%	0.32%	0.31%	0.31%
Net investment income (loss)	4.96%	4.93%	3.22%	1.44%	0.94%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.86%	4.89%	3.21%	1.25%	0.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,569,283	$2,868,537	$2,196,902	$2,368,390	$2,474,978
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%	0.43%	0.38%	0.46%	0.46%
Expenses excluding waivers/reimbursements
and expense reductions	0.45%	0.45%	0.47%	0.46%	0.46%
Net investment income (loss)	4.75%	4.80%	3.13%	1.24%	0.80%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS P	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.61%	4.63%	2.95%	1.00%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$136,996	$72,771	$37,038	$208,689	$144,513
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%	0.68%	0.61%	0.71%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.70%	0.70%	0.70%	0.71%	0.71%
Net investment income (loss)	4.46%	4.56%	2.55%	1.04%	0.55%

1 Year ended February 29.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 29, 2008	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 13.2%
Abbey National plc:
3.38%, 03/13/2008	$ 250,000,000	$ 250,000,000
4.68%, 04/02/2008	100,000,000	100,057,619
Allied Irish Banks plc, 3.21%, 05/19/2008	200,000,000	200,000,000
Barclays Bank plc:
3.51%, 03/25/2008	200,000,000	200,000,000
3.97%, 04/21/2008	150,000,000	150,000,000
Credit Suisse First Boston Corp., 4.78%, 04/03/2008	150,000,000	149,982,363
Deutsche Bank AG:
3.15%, 03/03/2008	135,000,000	135,000,000
4.75%, 04/04/2008	225,000,000	225,000,000
Harris Bankcorp, Inc., 4.01%, 04/18/2008	125,000,000	125,000,000
National Bank of Canada:
3.02%, 06/11/2008	250,000,000	250,006,198
3.09%, 05/01/2008	112,500,000	112,503,199
Royal Bank of Scotland:
3.25%, 03/18/2008	61,000,000	60,917,396
4.61%, 05/06/2008	300,000,000	300,000,000
SunTrust Banks, Inc., 3.89%, 04/21/2008	157,250,000	157,405,702
Svenska Handelsbank, 5.13%, 04/07/2008	100,000,000	100,000,947
UBS AG, 5.45%, 03/07/2008	113,000,000	113,003,913

Total Certificates of Deposit (cost $2,628,877,337)		2,628,877,337

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
Floating-rate 1.0%
Paragon Mtge. plc, Ser. 13A, Class A1, 3.13%, 03/17/2008 144A +
(cost $190,052,776)	190,052,776	190,052,776

COMMERCIAL PAPER 52.5%
Asset-Backed 26.0%
Anglesea Funding, LLC, 5.55%, 03/31/2008	120,000,000	119,482,000
Barton Capital Corp.:
3.30%, 03/03/2008	75,000,000	75,000,000
3.30%, 03/07/2008	125,000,000	124,954,167
Belmont Funding, LLC:
4.05%, 04/11/2008	50,000,000	49,780,625
4.05%, 04/17/2008	130,000,000	129,341,875
4.45%, 04/07/2008	170,000,000	169,264,514
4.45%, 04/10/2008	110,000,000	109,483,306
6.00%, 03/10/2008	40,000,000	39,953,333
Bryant Park Funding, LLC:
3.25%, 03/20/2008	50,000,000	49,923,264
3.26%, 03/17/2008	190,000,000	189,759,122
3.30%, 04/25/2008	50,426,000	50,181,014
Charta Corp.:
3.30%, 03/12/2008	101,000,000	100,916,675
3.32%, 04/18/2008	80,600,000	80,258,077

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Chesham Finance, LLC:
3.35%, 05/28/2008	$ 110,000,000	$ 109,119,694
3.65%, 03/03/2008	105,000,000	105,000,000
4.92%, 03/07/2008	85,000,000	84,953,533
5.16%, 07/08/2008	100,000,000	98,181,431
Concord Minuteman Capital Co., LLC:
3.25%, 05/08/2008	140,000,000	139,165,833
3.40%, 03/07/2008	70,000,000	69,973,556
3.50%, 03/03/2008	90,000,000	90,000,000
3.50%, 03/20/2008	98,061,000	97,898,927
4.05%, 04/18/2008	200,000,000	198,965,000
Crown Point Capital Co.:
3.25%, 05/08/2008	115,000,000	114,314,792
3.35%, 04/10/2008	70,000,000	69,752,472
3.40%, 04/04/2008	80,000,000	79,758,222
3.47%, 04/11/2008	75,000,000	74,718,063
3.50%, 03/03/2008	90,000,000	90,000,000
3.55%, 03/04/2008	10,000,000	9,999,014
4.05%, 04/10/2008	85,000,000	84,636,625
4.06%, 04/10/2008	77,073,000	76,742,699
Ebury Finance, LLC:
3.45%, 05/27/2008	100,000,000	99,185,417
3.59%, 04/30/2008	24,000,000	23,861,187
3.65%, 04/29/2008	140,000,000	139,190,917
3.70%, 03/03/2008	85,000,000	85,000,000
4.12%, 04/15/2008	50,000,000	49,753,944
Fairway Finance Corp., 3.25%, 03/03/2008	90,000,000	90,000,000
Gemini Securitization Corp.:
3.12%, 04/14/2008	40,000,000	39,854,400
3.20%, 03/06/2008	50,138,000	50,124,630
3.20%, 03/18/2008	75,000,000	74,900,000
3.20%, 03/19/2008	79,000,000	78,887,644
3.23%, 04/28/2008	65,000,000	64,673,411
3.25%, 03/03/2008	200,000,000	200,000,000
3.25%, 03/05/2008	42,082,000	42,074,402
Governor & Co., 3.05%, 05/02/2008	88,000,000	87,552,667
Lexington Parker Capital Corp., LLC:
4.01%, 04/22/2008	40,000,000	39,777,222
4.02%, 04/11/2008	100,000,000	99,564,500
4.05%, 04/22/2008	50,000,000	49,718,750
4.95%, 03/14/2008	100,000,000	99,848,750
6.00%, 03/14/2008	100,000,000	99,816,667
Old Line Funding, LLC:
3.17%, 03/11/2008	66,077,000	66,030,452
3.25%, 03/18/2008	75,000,000	74,898,437
3.30%, 03/14/2008	24,325,000	24,300,472

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ranger Funding Co., LLC:
3.25%, 04/11/2008	$ 50,342,000	$50,164,754
5.19%, 03/18/2008	100,000,000	99,783,750
Thunder Bay Funding, LLC, 5.20%, 03/25/2008	100,000,000	99,682,222
Ticonderoga Funding, LLC, 3.28%, 03/07/2008	23,079,000	23,070,589
Windmill Funding Corp.:
3.10%, 03/04/2008	175,000,000	174,984,931
3.23%, 03/11/2008	50,000,000	49,964,111
3.25%, 03/03/2008	100,000,000	100,000,000

		5,158,142,059

Capital Markets 1.1%
Lehman Brothers Holdings, Inc., 3.27%, 03/23/2008	115,000,000	115,000,000
Natexis Banques Populaires, 4.46%, 04/03/2008	100,000,000	99,615,944

		214,615,944

Commercial Banks 20.9%
ABN AMRO Holding NV:
3.07%, 03/04/2008	55,000,000	54,995,310
4.59%, 04/04/2008	150,000,000	149,388,667
Allied Irish Banks plc, 3.07%, 05/02/2008	65,000,000	64,667,958
Anglo Irish Bank Corp. plc, 3.12%, 05/06/2008	65,000,000	64,639,467
Australia and New Zealand Banking Group, Ltd.:
4.88%, 03/14/2008	100,000,000	99,850,889
4.89%, 03/17/2008	100,000,000	99,809,833
Bank of Montreal:
3.03%, 03/10/2008	100,000,000	99,941,083
3.11%, 05/05/2008	100,000,000	99,456,625
Barclays U.S. Funding, LLC, 3.03%, 05/19/2008	100,000,000	99,352,986
BNP Paribas SA:
4.40%, 03/07/2008	75,000,000	74,963,375
4.85%, 03/28/2008	100,000,000	99,663,194
4.92%, 03/18/2008	125,000,000	124,743,750
Branch Banking & Trust Co., 5.17%, 03/03/2008	25,000,000	24,993,822
Canadian Imperial Bank, 3.21%, 03/17/2008	85,000,000	85,009,528
Commerzbank AG, 3.19%, 03/04/2008	100,000,000	99,991,153
Danske Corp.:
3.04%, 03/05/2008	100,000,000	99,983,111
3.13%, 03/07/2008	100,000,000	99,965,222
4.63%, 03/31/2008	150,000,000	149,459,833
DEPFA BANK plc:
3.00%, 05/12/2008	250,000,000	248,541,667
3.08%, 03/06/2008	59,173,000	59,157,812
Dexia Delaware, LLC:
3.23%, 03/25/2008	100,000,000	99,802,611
5.06%, 03/11/2008	100,000,000	99,887,555

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Erste Finance, LLC, 3.13%, 03/05/2008	$ 284,000,000	$ 283,950,615
Fortis Funding, LLC, 3.11%, 03/14/2008	200,000,000	199,809,944
Governor & Co.:
3.00%, 05/02/2008	50,000,000	49,750,000
4.60%, 03/31/2008	125,000,000	124,552,778
Natixis, 4.86%, 03/07/2008	155,000,000	154,916,300
Rabobank U.S.A. Finance Corp., 3.16%, 03/03/2008	110,000,000	110,000,000
Skandinaviska Enskilda Banken AB:
3.02%, 04/04/2008	160,000,000	159,570,489
4.58%, 04/07/2008	140,000,000	139,377,292
Societe Generale:
3.10%, 03/04/2008	125,000,000	124,989,236
3.18%, 03/03/2008	100,000,000	100,000,000
4.60%, 04/04/2008	97,000,000	96,603,378
4.61%, 04/03/2008	50,000,000	49,801,514
Svenska Handelsbank, 2.97%, 05/12/2008	100,000,000	99,422,500
Unicredit Delaware, Inc., 4.60%, 03/26/2008	70,000,000	69,794,278
Unicredito Italian SpA, 4.80%, 06/06/2008	200,000,000	197,466,667

		4,158,270,442

Diversified Financial Services 1.5%
UBS Finance Delaware, Inc., 4.75%, 05/27/2008	300,000,000	296,635,417

Insurance 1.0%
Irish Life & Permanent plc:
3.94%, 05/13/2008	75,000,000	74,417,208
5.03%, 04/11/2008	100,000,000	99,455,083
5.03%, 04/14/2008	25,000,000	24,853,292

		198,725,583

Thrifts & Mortgage Finance 2.0%
Nationwide Building Society:
3.28%, 04/22/2008	50,000,000	49,772,569
3.95%, 04/16/2008	125,000,000	124,396,528
5.00%, 03/18/2008	120,000,000	119,750,000
5.08%, 03/14/2008	100,000,000	99,844,778

		393,763,875

Total Commercial Paper (cost $10,420,153,320)		10,420,153,320
CORPORATE BONDS 21.8%
Capital Markets 6.0%
Bear Stearns Cos., FRN:
3.24%, 03/05/2008	125,000,000	125,000,000
3.27%, 03/14/2008	125,000,000	125,000,000
3.46%, 04/29/2008	140,000,000	140,021,271
Lehman Brothers Holdings, Inc., FRN:
3.15%, 03/24/2008	44,189,000	44,065,010
5.02%, 03/27/2008	150,000,000	150,000,000

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Merrill Lynch & Co., Inc., FRN:
3.06%, 05/22/2008	$ 115,000,000	$ 115,000,000
3.26%, 03/17/2008	75,000,000	75,000,000
3.28%, 03/25/2008	125,000,000	125,000,000
Morgan Stanley, FRN:
3.27%, 03/17/2008	200,000,000	200,000,000
3.29%, 03/03/2008	100,000,000	100,000,000

		1,199,086,281

Commercial Banks 1.8%
Branch Banking & Trust Co., 4.81%, 05/19/2008	150,000,000	150,000,000
HBOS plc, 4.49%, 04/14/2008	100,000,000	100,000,000
WestLB AG, 3.23%, 03/10/2008 144A	100,000,000	100,000,000

		350,000,000

Consumer Finance 6.2%
American Express Centurion Bank, FRN:
3.38%, 03/14/2008	90,000,000	90,000,000
3.42%, 03/07/2008	75,000,000	75,000,000
American Express Co., FRN:
3.09%, 03/19/2008	100,000,000	99,998,771
3.11%, 03/20/2008	120,000,000	120,000,000
American Honda Finance Corp., FRN, 3.17%, 05/20/2008 144A	200,000,000	200,000,000
BMW U.S. Capital Corp., LLC, FRN, 3.13%, 03/03/2008	150,000,000	150,000,000
General Electric Capital Corp., FRN, 3.16%, 03/25/2008	80,000,000	80,000,000
John Deere Capital Corp., FRN, 5.04%, 03/25/2008	110,000,000	110,000,000
Toyota Motor Credit Corp., FRN:
3.20%, 03/12/2008	150,000,000	150,000,000
3.21%, 05/27/2008	150,000,000	150,000,000

		1,224,998,771

Diversified Financial Services 2.1%
JPMorgan Chase & Co., FRN, 3.13%, 03/03/2008	150,000,000	149,770,496
Liberty Lighthouse U.S. Capital Corp., FRN, SIV, 3.07%, 07/10/2008 144A +	170,000,000	169,988,220
Sigma Finance, Inc., FRN, SIV, 5.38%, 04/23/2008 144A +	100,000,000	100,000,000

		419,758,716

Diversified Telecommunication Services 0.6%
BellSouth Corp., 4.24%, 04/26/2008 144A	125,000,000	124,788,116

Electric Utilities 1.3%
Georgia Power Co., FRN, 3.12%, 03/18/2008	75,000,000	75,000,000
Southern Co., FRN, 4.94%, 03/20/2008	175,000,000	175,000,000

		250,000,000

Household Products 0.4%
Procter & Gamble Co., 3.14%, 05/19/2008	85,000,000	85,000,000

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

CORPORATE BONDS continued
Insurance 3.4%
Allstate Corp., FRN:
3.15%, 03/27/2008	$ 65,000,000	$ 65,000,000
3.21%, 03/17/2008 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 3.16%, 03/11/2008 144A	100,000,000	100,000,000
Hartford Life Global Holdings, 4.33%, 03/15/2008	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 3.31%, 03/10/2008 144A	200,000,000	200,000,000
Jackson National Life Global Holdings, 4.21%, 05/12/2008 144A	125,000,000	125,000,000

		670,000,000

Total Corporate Bonds (cost $4,323,631,884)		4,323,631,884

FUNDING AGREEMENTS 4.6%
General Electric Capital Assurance Funding Agreement, 3.32%, 03/03/2008 +	100,000,000	100,000,000
Jackson National Life Funding Agreement:
3.19%, 03/24/2008 +	100,000,000	100,000,000
4.82%, 04/01/2008 +	25,000,000	25,000,000
4.92%, 04/01/2008 +	100,000,000	100,000,000
Metropolitan Life Funding Agreement, 4.83%, 04/11/2008 +	200,000,000	200,000,000
Transamerica Occidental Funding Agreement:
3.46%, 03/03/2008 +	100,000,000	100,000,000
3.48%, 03/03/2008 +	235,000,000	235,000,000
4.88%, 04/01/2008 +	65,000,000	65,000,000

Total Funding Agreements (cost $925,000,000)		925,000,000

MASTER NOTE 0.8%
Goldman Sachs Group, Inc., 3.29%, 03/03/2008 + (cost $150,000,000)	150,000,000	150,000,000

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
New York, NY Hsg. Dev. Corp. MHRB, 3.20%, VRDN, (LOC: Landesbank Hessen)
(cost $50,000,000)	50,000,000	50,000,000

YANKEE OBLIGATIONS - CORPORATE 5.8%
Commercial Banks 5.3%
Allied Irish Banks plc, 3.10%, 03/19/2008 144A	150,000,000	149,720,977
Anglo Irish Bank Corp. plc:
3.12%, 05/07/2008	100,000,000	99,436,667
FRN, 3.18%, 03/05/2008 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 3.11%, 03/19/2008 144A	175,000,000	175,000,000
HSH Nordbank AG, FRN, 3.12%, 03/25/2008 144A +	125,000,000	125,000,000
National Bank of Canada, 4.50%, 03/31/2008	50,000,000	50,053,846
Royal Bank of Scotland, FRN:
3.26%, 03/03/2008 144A	150,000,000	150,000,000
5.49%, 03/19/2008 144A	150,000,000	150,000,000

		1,049,211,490

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
Insurance 0.5%
Irish Life & Permanent plc, FRN, 3.15%, 03/25/2008 144A	$ 100,000,000	$ 100,000,000

Total Yankee Obligations - Corporate (cost $1,149,211,490)		1,149,211,490

TIME DEPOSIT 0.1%
State Street Corp., 2.00%, 03/03/2008 (cost $13,269,400)	13,269,400	13,269,400

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 3.83% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 3.57% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 2.14% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $19,855,697,575) 100.0%		19,855,697,575
Other Assets and Liabilities 0.0%		6,552,967

Net Assets 100.0%		$19,862,250,542

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2008.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
SIV	Structured Investment Vehicle

The following table shows the percent of total investments by credit quality as of February 29, 2008 (unaudited):
Tier 1	99.2%
Tier 2	0.8%

100.0%

The following table shows the percent of total investments by maturity as of February 29, 2008 (unaudited):
2-7 days	23.5%
8-60 days	57.6%
61-120 days	18.4%
121-240 days	0.5%

100.0%

See Notes to Financial Statements
18

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments at amortized cost	$ 19,855,697,575
Cash	412
Receivable for Fund shares sold	6,518,259
Interest receivable	55,772,720
Prepaid expenses and other assets	190,463

Total assets	19,918,179,429

Liabilities
Dividends payable	47,542,819
Payable for Fund shares redeemed	7,005,488
Advisory fee payable	175,060
Distribution Plan expenses payable	80,386
Due to other related parties	98,129
Accrued expenses and other liabilities	1,027,005

Total liabilities	55,928,887

Net assets	$ 19,862,250,542

Net assets represented by
Paid-in capital	$ 19,875,162,328
Overdistributed net investment income	(65,323)
Accumulated net realized losses on investments	(12,846,463)

Total net assets	$ 19,862,250,542

Net assets consists of
Class I	$ 15,859,242,873
Class AD	181,751,714
Class IN	114,976,880
Class IS	3,569,282,990
Class P	136,996,085

Total net assets	$ 19,862,250,542

Shares outstanding (unlimited number of shares authorized)
Class I	15,868,806,844
Class AD	181,753,252
Class IN	115,034,120
Class IS	3,572,824,475
Class P	137,012,389

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00

See Notes to Financial Statements
19

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$ 949,615,846

Expenses
Advisory fee	19,914,903
Distribution Plan expenses
Class AD	57,209
Class IN	134,738
Class IS	8,087,129
Class P	501,563
Administrative services fee	11,051,186
Transfer agent fees	969,452
Trustees’ fees and expenses	381,394
Printing and postage expenses	80,490
Custodian and accounting fees	4,402,243
Registration and filing fees	368,534
Professional fees	332,875
Other	305,824

Total expenses	46,587,540
Less: Expense reductions	(461,708)
Fee waivers	(3,904,759)

Net expenses	42,221,073

Net investment income	907,394,773

Net realized gains or losses on investments
Net realized gains on investments	268,663
Net increase from payment by affiliate for losses realized on securities	627,319

Net realized gains on investments	895,982

Net increase in net assets resulting from operations	$ 908,290,755

See Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2008 (a)		2007 (b)

Operations
Net investment income	$ 907,394,773		$ 751,679,480
Net realized gains or losses on
investments		895,982		(785,146)

Net increase in net assets resulting
from operations		908,290,755		750,894,334

Distributions to shareholders from
Net investment income
Class I		(738,186,728)		(613,888,411)
Class AD		(5,642,749)		(3,219,082)
Class IN		(6,642,574)		(6,422,176)
Class IS		(152,683,457)		(125,283,696)
Class P		(4,449,839)		(1,927,868)
Class RV		0		(54,373)
Class RC		0		(884,463)

Total distributions to shareholders		(907,605,347)		(751,680,069)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	78,715,179,027	78,715,179,027	71,003,984,256	71,003,984,256
Class AD	288,513,685	288,513,685	440,028,129	440,028,129
Class IN	420,377,142	420,377,142	439,147,007	439,147,007
Class IS	10,030,510,364	10,030,510,364	8,371,234,364	8,371,234,364
Class P	348,676,805	348,676,805	263,381,380	263,381,380
Class RV	0	0	13,275,983	13,275,983
Class RC	0	0	48,900,579	48,900,579

		89,803,257,023		80,579,951,698

Net asset value of shares issued in
reinvestment of distributions
Class I	170,274,638	170,274,638	124,057,147	124,057,147
Class AD	5,094,651	5,094,651	2,799,146	2,799,146
Class IN	5,615,995	5,615,995	4,588,831	4,588,831
Class IS	68,406,655	68,406,655	55,401,261	55,401,261
Class P	4,030,786	4,030,786	1,574,541	1,574,541
Class RV	0	0	12,878	12,878
Class RC	0	0	431,986	431,986

		253,422,725		188,865,790

Payment for shares redeemed
Class I	(77,266,365,368)	(77,266,365,368)	(68,924,896,836)	(68,924,896,836)
Class AD	(266,357,855)	(266,357,855)	(306,809,761)	(306,809,761)
Class IN	(434,501,701)	(434,501,701)	(448,464,480)	(448,464,480)
Class IS	(9,398,308,349)	(9,398,308,349)	(7,754,859,111)	(7,754,859,111)
Class P	(288,490,214)	(288,490,214)	(229,222,918)	(229,222,918)
Class RV	0	0	(15,158,894)	(15,158,894)
Class RC	0	0	(63,493,483)	(63,493,483)

		(87,654,023,487)		(77,742,905,483)

Net increase in net assets resulting
from capital share transactions		2,402,656,261		3,025,912,005

Total increase in net assets		2,403,341,669		3,025,126,270
Net assets
Beginning of period		17,458,908,873		14,433,782,603

End of period	$ 19,862,250,542		$ 17,458,908,873

Undistributed (overdistributed) net
investment income	$ (65,323)		$ 145,251

(a) Year ended February 29.
(b) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated. See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 29, 2008, EIMC voluntarily waived its advisory fee in the amount of $3,904,759.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On August 17, 2007, Wachovia purchased $831,721,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $627,319 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on securities. There was no impact to total return as a result of this payment.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS
On February 29, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

23

NOTES TO FINANCIAL STATEMENTS continued

As of February 29, 2008, the Fund had $12,846,463 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2011	2012	2013	2014	2015

$3,129,155	$6,953,685	$34,753	$235,044	$1,361,298	$1,132,528

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS
As of February 29, 2008, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$47,993,316	$12,846,463	$(48,058,639)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $907,605,347 and $751,680,069 of ordinary income for the years ended February 29, 2008 and February 28, 2007, respectively.

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

25

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams,

28

ADDITIONAL INFORMATION (unaudited) continued

and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

29

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

30

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

31

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member,
Trustee	Financial Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565576 rv5 4/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565576  rv5    4/2008

Evergreen Institutional Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
36	STATEMENT OF ASSETS AND LIABILITIES
37	STATEMENT OF OPERATIONS
38	STATEMENTS OF CHANGES IN NET ASSETS
39	NOTES TO FINANCIAL STATEMENTS
45	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
46	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Municipal Money Market Fund for the twelve-month period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

Average annual return

1-year	3.49%	3.43%

5-year	2.36%	2.31%

10-year	2.72%	2.68%

7-day annualized yield	2.90%	2.84%

30-day annualized yield	2.41%	2.36%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2008, there were 153 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

			Lipper	Merrill Lynch
			Institutional	3-Month
	Institutional		Tax-Exempt	U.S.
Investor	Service	Participant	Money	Treasury
Shares	Shares	Shares	Markets	Bill
(Class IN)	(Class IS)	(Class P)	Median	Index†

5/1/2001	11/25/1996	5/1/2001

EINXX	EISXX	EIPXX

3.38%	3.23%	2.97%	3.24%	4.86%

2.26%	2.10%	1.85%	2.10%	3.16%

2.65%	2.46%	2.37%	2.41%	3.75%

2.80%	2.65%	2.40%	N/A	N/A

2.31%	2.16%	1.91%	N/A	N/A

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,016.30	$1.05
Class AD	$ 1,000.00	$ 1,016.05	$1.30
Class IN	$ 1,000.00	$ 1,015.80	$1.55
Class IS	$ 1,000.00	$ 1,015.05	$2.30
Class P	$ 1,000.00	$ 1,013.78	$3.55
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.82	$1.06
Class AD	$ 1,000.00	$ 1,023.57	$1.31
Class IN	$ 1,000.00	$ 1,023.32	$1.56
Class IS	$ 1,000.00	$ 1,022.58	$2.31
Class P	$ 1,000.00	$ 1,021.33	$3.57

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.49%	3.47%	2.56%	1.29%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,671,591	$7,122,239	$6,721,625	$4,878,429	$5,035,745
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.22%	0.22%	0.21%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.21%	0.22%	0.22%	0.21%	0.22%
Net investment income (loss)	3.44%	3.40%	2.54%	1.26%	0.98%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS AD	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.43%	3.41%	2.51%	1.24%	0.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$75,380	$60,149	$63,500	$94,903	$18,337
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.26%	0.27%	0.26%	0.27%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.26%	0.27%	0.26%	0.27%
Net investment income (loss)	3.43%	3.36%	2.41%	1.41%	0.97%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS IN	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.38%	3.36%	2.46%	1.19%	0.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$202,480	$248,249	$189,929	$202,738	$142,411
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.32%	0.32%	0.31%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.32%	0.32%	0.31%	0.32%
Net investment income (loss)	3.31%	3.31%	2.44%	1.25%	0.90%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.23%	3.21%	2.31%	1.04%	0.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$732,031	$676,614	$688,734	$856,461	$881,212
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.47%	0.47%	0.46%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.47%	0.47%	0.46%	0.47%
Net investment income (loss)	3.16%	3.15%	2.24%	1.01%	0.75%

1 Year ended February 29.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS P	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.97%	2.95%	2.05%	0.79%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,235	$7,159	$10,988	$92,940	$57,298
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.72%	0.72%	0.71%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.72%	0.72%	0.71%	0.72%
Net investment income (loss)	2.83%	2.85%	1.85%	0.81%	0.49%

1 Year ended February 29.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 92.7%
AIRPORT 1.5%
Atlanta, GA Arpt. RRB, Ser. 2000-RF-A, 5.00%, 01/01/2009, (Insd. by MBIA)	$4,330,000	$4,423,741
Chicago, IL O’Hare Intl. Arpt. RB, ROC:
3.24%, VRDN, (SPA: Deutsche Bank AG)	5,100,000	5,100,000
3.32%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.51%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
4.55%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,645,000	2,645,000
Clark Cnty., NV Arpt. RB, Ser. 2007-330, 3.65%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	10,160,000	10,160,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. RB, 3.51%, VRDN, (Liq.: JPMorgan Chase &
Co.)	2,170,000	2,170,000
Dayton-Montgomery Cnty., OH Port Auth. RB, DHL 2007 Proj., Ser. A, 3.16%,
VRDN, (SPA: Deutsche Bank AG)	40,000,000	40,000,000
Houston, TX Arpt. Sys. RB:
Ser. 0404, 7.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 7.03%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Metropolitan Washington Arpt. Auth. RB:
Ser. 2007-B, 4.50%, 10/01/2008, (Gtd. by Metro. Washington Arpt. Auth.)	10,335,000	10,391,531
Ser. A, 1.60%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 3.70%, VRDN,
(Gtd. by Boeing Co.)	5,000,000	5,000,000

		99,935,272

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.41%,
VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000

EDUCATION 8.1%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-32, 3.85%, VRDN, (LOC: ABN
AMRO Holding NV)	10,425,000	10,425,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II R 2015, 3.22%, VRDN,
(LOC: CitiBank, NA)	5,240,000	5,240,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	3,455,000	3,455,000
Alabama Board of Ed. RB, Ser. 709, 4.00%, VRDN, (Insd. by AMBAC & Liq.:
JPMorgan Chase & Co.)	5,380,000	5,380,000
Bartholomew, IN Cons. Sch. Dist. TAN, 4.25%, 12/31/2008	13,313,000	13,403,540
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.19%, VRDN,
(LOC: Regions Bank)	4,140,000	4,140,000
Boerne, TX Independent Sch. Dist. GO, Ser. 626, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,475,000	6,475,000
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 3.78%, 07/17/2008,
(LOC: US Bank)	20,000,000	20,062,747
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.25%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,415,000	2,415,000
Broward Cnty., FL Sch. Board RB, Ser. 829, 3.41%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	3,280,000	3,280,000
California CDA RB, Biola Univ. Proj., Ser. B, 2.85%, VRDN, (SPA: BNP Paribas SA)	2,420,000	2,420,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Chicago, IL Board of Ed. GO, 3.16%, VRDN, (Insd. by FSA & SPA: DEPFA BANK
plc)	$ 18,000,000	$18,000,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	4,905,000	4,905,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.19%, VRDN, (LOC: CitiBank,
NA)	6,080,000	6,080,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.41%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	5,350,000	5,350,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC RR II R 2196, 3.22%, VRDN, (Insd. by
FGIC & LOC: Citigroup, Inc.)	5,130,000	5,130,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 3.19%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,895,000	5,895,000
Ser. 1035, 3.41%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,780,000	5,780,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 3.22%, VRDN, (LOC: US
Bank)	12,090,000	12,090,000
Garland, TX Independent Sch. Dist. RB, 3.41%, VRDN, (Liq.: JPMorgan Chase &
Co.)	3,890,000	3,890,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.49%, VRDN, (LOC: CitiBank, NA)	5,370,000	5,370,000
Hays, TX Consolidated Independent Sch. Dist. RB, Ser. 632, 3.41%, VRDN, (Liq.:
JPMorgan Chase & Co.)	3,840,000	3,840,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, 3.21%, VRDN, (Liq.: Morgan
Stanley)	3,745,000	3,745,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.19%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
ROC RR II R 10298, 3.19%, VRDN, (Liq.: Citigroup, Inc.)	5,105,000	5,105,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.26%, VRDN, (LOC: AmSouth
Bancorp)	1,960,000	1,960,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II R 2186, 3.22%, VRDN,
(Insd. by FSA & LOC: Citigroup, Inc.)	6,380,000	6,380,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 3.52%,
03/13/2008, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	10,750,000	10,750,000
Manor, TX Independent Sch. Dist. Sch. Bldg. RB, 3.78%, 08/01/2008, (Gtd. by PSF
of Texas & SPA: DEPFA BANK plc)	8,550,000	8,550,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.19%, VRDN, (Gtd. by
PSF & Liq.: CitiBank, NA)	8,745,000	8,745,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 3.19%, VRDN, (LOC: Bank
of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.18%, VRDN, (Gtd. by TD Banknorth, Inc.)	12,935,000	12,935,000
Suffolk Univ. Proj., Ser. A, 3.17%, VRDN, (LOC: Citizens Bank)	12,775,000	12,775,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Solar Eclipse Proj., Ser. 2007-0001,
3.77%, 06/19/2008, (LOC: US Bank)	27,750,000	27,873,589
McPherson, KS Edl. Facs. RB:
Ser. A, 3.16%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Ser. B, 3.16%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.00%, VRDN, (Insd. by MBIA
& SPA: Merrill Lynch & Co., Inc.)	490,000	490,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Miami-Dade Cnty., FL Sch. Board RB, Eagle- 20070068 Class A, 3.21%, VRDN	$ 12,870,000	$12,870,000
Mishawaka, IN Sch. Bldg. ROC RR II R 3024, 3.22%, VRDN, (Liq.: Citigroup, Inc.)	6,835,000	6,835,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 3.19%, VRDN, (SPA: Allied Irish Banks plc)	9,745,000	9,745,000
Ser. F, 4.75%, 04/23/2008, (Gtd. by Proctor Academy)	2,500,000	2,502,512
New York Dorm. Auth. RRB, 3.46%, 10/11/2008, (Insd. by MBIA & Liq.: Dexia SA)	9,860,000	9,860,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 3.18%, VRDN, (SPA: Landesbank Hessen-Thüringen
Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 3.20%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 3.22%, VRDN,
(Insd. by FGIC & LOC: US Bank)	21,075,000	21,075,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.09%, VRDN, (LOC: KeyCorp)	1,920,000	1,920,000
Columbus College of Art Proj., 3.35%, VRDN, (LOC: Huntington Natl. Bank)	9,290,000	9,290,000
Ser. A, 5.50%, 12/01/2008	3,355,000	3,427,486
Ser. B, 3.35%, VRDN, (LOC: Huntington Natl. Bank)	43,215,000	43,215,000
Univ. of Ohio Proj., 3.35%, VRDN, (LOC: Huntington Natl. Bank)	9,665,000	9,665,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj., 3.00%, VRDN, (LOC: Bank
of America Corp.)	4,460,000	4,460,000
Palm Beach Cnty., FL Sch. Dist. TAN, Ser. 2007, 4.00%, 09/24/2008	35,000,000	35,107,933
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.21%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.22%, VRDN, (Liq.: Citigroup,
Inc.)	6,190,000	6,190,000
Princeton, OH Sch. Dist. MSTR RB, 3.48%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Santa Clara Cnty., CA Fremont Sch. Dist. GO PFOTER, Ser. 2510, 3.75%,
03/13/2008, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	6,965,000	6,969,164
Southern Illinois Univ. RB, Putters, Ser. 562, 4.00%, VRDN, (Liq.: JPMorgan Chase
& Co.)	4,045,000	4,045,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 4.27%, VRDN, (LOC:
Bank One)	1,600,000	1,600,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,175,000	5,175,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,600,000	5,600,000
University of Ilinois RB, Ser. 2007-166, 3.51%, VRDN, (Insd. by MBIA & LOC:
Bank of America Corp.)	5,412,000	5,412,000
University of Texas ROC RR II R 752, 3.22%, VRDN, (Liq.: CitiBank, NA)	14,380,000	14,380,000
Wayne Township, IN Marion Cnty. Sch. Bldg. Corp. ROC RR II R 3039, 3.74%,
VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,265,000	5,265,000
West Virginia Higher Ed. RB, Solar Eclipse Proj., Ser. 2006-005, 3.75%,
08/28/2008, (LOC: US Bank)	15,655,000	15,758,620

		544,562,591

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 0.7%
Nebraska Pub. Power Auth. RB, ROC RR II R 12132, 3.33%, VRDN, (LOC: Bank of
New York Mellon Corp.)	$3,455,000	$3,455,000
Nebraska Pub. Power Generation Agcy. RB PFOTER, Ser. 2216, 3.52%,
03/13/2008, (Liq.: JPMorgan Chase & Co.)	14,065,000	14,065,000
Piedmont, SC Muni. Power Auth. RB, Ser. 2005-245, 4.91%, VRDN, (Liq.: Bear
Stearns Cos.)	11,035,000	11,035,000
South Carolina Pub. Svc. Auth. RB, ROC RR II R 10288, 3.22%, VRDN, (Insd. by
FSA & Liq.: Citigroup, Inc.)	10,510,000	10,510,000
Utah Intermountain Power Agcy. Auth. RRB, Power Supply Proj., Ser. A, 5.00%,
07/01/2008, (Insd. by AMBAC)	2,850,000	2,864,769
Wyandotte Cnty., KS Util. Sys. RB, ROC RR II R 12036, 3.28%, VRDN, (Insd. by
FSA & Liq.: Citigroup, Inc.)	5,000,000	5,000,000

		46,929,769

GENERAL OBLIGATION - LOCAL 5.0%
Anchorage, AK GO:
ROC RR II R 6034, 3.49%, VRDN, (LOC: CitiBank, NA)	5,450,000	5,450,000
ROC RR II R 6503, 3.49%, VRDN, (LOC: CitiBank, NA)	2,960,000	2,960,000
Brighton Crossing Metro. Dist., Colorado GO, 3.31%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,700,000	2,700,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.49%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,855,000	4,855,000
Chicago, IL Board of Ed. GO, ROC RR II 12146, 3.33%, VRDN, (Liq.: Citigroup,
Inc.)	8,000,000	8,000,000
Chicago, IL GO:
Eagle-20070059, Class A, 3.21%, VRDN, (Insd. by FGIC & SPA: LandesBank
Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
ROC RR II R 12217, 3.28%, VRDN, (SPA: Bayerische Landesbanken)	1,800,000	1,800,000
Ser. 1050, 3.41%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,495,000	1,495,000
Ser. ZC-1, 4.00%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 3.75%, 03/13/2008,
(LOC: U.S. Bank)	20,000,000	20,013,621
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.21%, VRDN, (SPA: State Street
Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 4.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
Ser. 573, 3.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,180,000	5,180,000
Cook Cnty., IL Sch. Dist. No. 162, PFOTER, Ser. 3040, 3.75%, 03/13/2008, (Insd.
by FGIC & Liq.: Merrill Lynch & Co., Inc.)	6,305,000	6,309,085
Dickinson, TX Independent Sch. Dist. GO, Ser. DB-5413, 3.22%, VRDN, (SPA:
Deutsche Bank AG)	2,030,000	2,030,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.28%, VRDN,
(LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	$ 5,870,000	$5,870,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.49%, VRDN, (Liq.: Citigroup,
Inc.)	4,445,000	4,445,000
Houston, TX Sch. Dist. GO, Ser. 233, Class A, 3.23%, VRDN, (Liq.: Bear Stearns
Cos.)	13,445,000	13,445,000
Leander, TX Independent Sch. Dist. GO, Ser. 271, Class A, 3.23%, VRDN, (Liq.:
Bear Stearns Cos.)	12,635,000	12,635,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,055,000	2,055,000
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 3.60%,
09/18/2008, (LOC: US Bank)	7,505,000	7,505,000
New York, NY GO:
PFOTER, Ser. 603, 3.41%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,795,000	3,795,000
Ser. H-5, 2.82%, VRDN, (LOC: Dexia SA)	9,525,000	9,525,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 3.21%, VRDN, (Liq.: Morgan Stanley)	800,000	800,000
Ser. 1395, 3.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,860,000	2,860,000
North Las Vegas, NV GO, Ser. 2006-47, 3.96%, VRDN, (LOC: Bank of America
Corp.)	13,600,000	13,600,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.20%, VRDN, (LOC: CitiBank,
NA)	8,000,000	8,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.41%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Spring, TX Independent Sch. Dist. GO, Ser. 2005-A, 5.00%, 08/15/2008, (Insd. by
FSA & SPA: Dexia SA)	5,000,000	5,062,626
Suffolk Cnty., NY GO TAN, Ser. I, 3.50%, 08/14/2008	60,000,000	60,174,836

		336,682,168

GENERAL OBLIGATION - STATE 8.5%
California GO RAN, 4.00%, 06/30/2008	160,000,000	160,321,792
California GO, PFOTER, Ser. 1011, 3.29%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,085,000	6,085,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 3.26%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 3.26%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 3.26%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 3.31%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-26, 3.46%, VRDN, (Liq.: State Street Corp.)	92,942,000	92,942,000
Ser. 2007-32, 3.26%, VRDN, (Liq.: State Street Corp.)	3,000,000	3,000,000
Ser. 2007-34, 3.31%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 3.31%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA &
GNMA) 144A	40,327,000	40,327,000
Florida Board of Ed. GO:
ROC RR II R 6087, 3.19%, VRDN, (Liq.: Citigroup, Inc.)	3,395,000	3,395,000
ROC-RR-II-R-0482, 3.19%, VRDN, (LOC: CitiBank, NA)	1,150,000	1,150,000
Florida Dept. of Trans. GO, ROC-RR-II-R-1001, 3.19%, VRDN, (Liq.: Citigroup, Inc.)	2,060,000	2,060,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Hawaii GO:
ROC RR II R 0153, 3.22%, VRDN, (LOC: CitiBank, NA)	$3,395,000	$3,395,000
ROC RR II R 6035, 3.49%, VRDN, (LOC: CitiBank, NA)	3,935,000	3,935,000
Illinois GO:
3.22%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	3,520,000	3,520,000
3.41%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Massachusetts GO, Ser. A, 5.50%, 02/01/2009, (Insd. by MBIA)	7,000,000	7,175,264
Minnesota GO, ROC RR II R 4065, 3.19%, VRDN, (Liq.: Citigroup, Inc.)	3,765,000	3,765,000
South Carolina Capital Impt. GO, Ser. B, 3.75%, 08/01/2008	4,000,000	4,002,981
Texas GO PFOTER, Ser. 3670, 3.33%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch &
Co., Inc.)	30,000,000	30,000,000
Texas GO:
Ser. 1013, 3.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,620,000	3,620,000
Ser. 2007, 4.50%, 08/28/2008	50,000,000	50,182,958
Washington GO PFOTER:
Ser. 1359, 4.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 4.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Ser. 1422, 3.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,975,000	5,975,000
Ser. 2159, 3.55%, 03/06/2008, (Liq.: JPMorgan Chase & Co.)	12,610,000	12,610,000
Washington GO ROC, 3.25%, VRDN, (SPA: Bayerische Landesbanken)	10,875,000	10,875,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 3.26%, VRDN, (Insd. by
AMBAC & SPA: Deutsche Bank AG)	2,490,000	2,490,000
Ser. 2006-0013, 3.75%, 07/01/2008, (LOC: US Bank)	18,690,000	18,753,710

		568,080,705

HOSPITAL 8.6%
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 3.35%, VRDN, (LOC:
Huntington Natl. Bank)	9,270,000	9,270,000
Delaware Cnty., OH Hlth. Care Facs. RB, The Centrum at Willowbrook Proj., Ser.
2007, 3.35%, VRDN, (LOC: Huntington Natl. Bank)	5,090,000	5,090,000
Fulton Cnty., GA Dev. Auth. RB, Ser. 05-1, 3.30%, VRDN, (LOC: SunTrust Banks,
Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.22%, VRDN, (LOC: CitiBank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. C, 3.00%,
VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Hunstville, AL PFOTER, Ser. 1467, 4.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	49,835,000	49,835,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.11%, VRDN, (LOC: Fifth
Third Bancorp)	3,690,000	3,690,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.78%, 07/03/2008, (Gtd. by Advocate
Hlth. Care Network)	11,785,000	11,785,000
ROC RR II R 401, 3.19%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	7,870,000	7,870,000
Ser. F, 2.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,800,000	13,800,000
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 3.22%, VRDN, (LOC: CitiBank, NA)	11,325,000	11,325,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.14%, VRDN, (LOC:
Fulton Finl. Corp.)	$4,370,000	$4,370,000
Lehigh Cnty., PA Gen. Purpose, Ser. 385, 3.00%, 03/06/2008, (Liq.: Merrill Lynch
& Co., Inc.)	35,240,000	35,240,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672CE, 3.22%, VRDN, (LOC:
CitiBank, NA)	6,960,000	6,960,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Cape Cod Hlth. Care Proj., Ser. D, 3.18%, VRDN, (LOC: Bank of America
Corp.)	10,000,000	10,000,000
Partners Hlth. Care Sys., Ser. F3, 3.06%, VRDN, (LOC: CitiBank, NA)	24,055,000	24,055,000
Medford, OR Hosp. Facs. Auth. RB, SAVRS, Rogue Valley Manor Proj., 3.58%,
VRDN, (Liq.: JPMorgan Chase & Co.)	38,300,000	38,300,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 5.26%, VRDN, (LOC:
WestLB AG)	17,400,000	17,400,000
Montgomery Cnty., OH RB, Miami Valley Hosp. Proj., Ser. B, 3.00%, 11/20/2008	22,300,000	22,331,528
New Hampshire Hlth. & Ed. Facs. Auth. RB, Ser. C, 4.75%, 04/23/2008, (Gtd. by
Catholic Med. Ctr.)	7,000,000	7,007,502
North Carolina Med. Ctr. PFOTER, Ser. 2006-1, 3.30%, VRDN, (LOC: SunTrust
Banks, Inc.)	19,995,000	19,995,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, 03/06/2008, (SPA: Bay Hypo-Und
Vereinsbank AG)	89,745,000	89,745,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 3.07%, VRDN, (Liq.:
JPMorgan Chase & Co.)	12,415,000	12,415,000
Philadelphia, PA IDRB, Ser. 2133, 3.50%, 03/13/2008, (Liq.: JPMorgan Chase &
Co.)	40,810,000	40,810,000
Reno, NV Hosp. RB, ROC RR II R 11091, 3.22%, VRDN, (Liq.: CitiBank, NA)	12,975,000	12,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 4.00%, VRDN, (Liq.:
Bear Stearns Cos.)	29,315,000	29,315,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 4.00%, VRDN, (Liq.: Bear
Stearns Cos.) 144A	32,350,000	32,350,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 3.22%,
VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 3.21%, VRDN, (LOC: Natl. Bank
of South Carolina)	4,265,000	4,265,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.35%, VRDN, (LOC: U.S.
Bancorp)	4,720,000	4,720,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.45%, VRDN,
(LOC: Bank of New York Mellon Corp.)	1,300,000	1,300,000

		575,448,030

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 19.4%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 3.65%, 09/19/2008, (LOC: US Bank)	$ 14,900,000	$14,957,185
Alexandria, VA Redev. & Hsg. PFOTER, Ser. C-2, 3.31%, VRDN, (SPA: Royal Bank
of Canada)	18,820,000	18,820,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.00%, VRDN, (LOC: Bank of New York Mellon Corp.)	11,344,000	11,344,000
Ser. 2004-BNY5:
3.00%, VRDN, (LOC: Bank of New York Mellon Corp.)	32,742,000	32,742,000
3.05%, VRDN, (LOC: Bank of New York Mellon Corp.)	19,915,000	19,915,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.14%, VRDN, (LOC: Harris
Trust & Savings)	800,000	800,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 3.56%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 3.56%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 3.56%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-01, 3.56%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.31%, VRDN, (SPA: State Street Corp.)	7,032,945	7,032,945
Ser. 2002-09, 3.56%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	30,463,000	30,463,000
Ser. 2004-10, 3.31%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	8,816,000	8,816,000
Ser. 2005-03, 3.31%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	14,555,000	14,555,000
Ser. 2005-12, 3.28%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	15,640,000	15,640,000
Ser. 2005-13, 3.28%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	18,408,000	18,408,000
Ser. 2005-14, 3.28%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	14,215,000	14,215,000
Ser. 2005-30, 3.31%, VRDN, (LOC: State Street Corp.)	17,183,000	17,183,000
Ser. 2005-31, 3.46%, VRDN, (LOC: AMBAC & SPA: State Street Corp.) 144A	32,035,000	32,035,000
Ser. 2006-02, 3.31%, VRDN, (SPA: State Street Corp.)	19,427,000	19,427,000
Ser. 2006-06, 3.31%, VRDN, (Liq.: State Street Corp.)	9,613,000	9,613,000
Ser. 2006-10, 3.31%, VRDN, (Gtd. by State Street Corp.)	7,685,000	7,685,000
Contra Costa Cnty., CA MHRB, Pleasant Hill Bart Transit Proj., Ser. A, 3.65%,
08/01/2008, (LOC: Calyon Bank)	25,100,000	25,100,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 3.26%, VRDN,
(Insd. by FNMA)	8,000,000	8,000,000
Denver, CO City & Cnty. MHRB, Ser. 74-G, 3.25%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	10,555,018	10,555,018
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.45%, VRDN,
(LOC: SunTrust Banks, Inc.)	2,295,000	2,295,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.36%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 3.34%, VRDN, (Insd. by & Liq.: FHLMC)	31,170,236	31,170,236
Ser. M002, Class A, 3.34%, VRDN, (Insd. by FHLMC)	4,954,957	4,954,957
Ser. M005, Class A, 3.31%, VRDN, (Insd. by FHLMC)	36,452,516	36,452,516
Ser. M008, Class A, 3.34%, VRDN, (Insd. by FHLMC)	21,049,548	20,895,965
Ser. M010, Class A, 3.61%, VRDN, (Insd. by FHLMC)	35,221,801	34,963,572

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Florida Hsg. Fin. Corp. MHRB:
Lee Vista Apts. Proj., 3.18%, VRDN, (Insd. by FHLMC)	$ 11,275,000	$11,275,000
Lynn Lake Apts. Proj., Ser. B1, 3.25%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.18%, VRDN, (Insd. by FHLMC)	10,530,000	10,530,000
Spring Haven Apts. Proj., 3.22%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.56%, VRDN, (Liq.: American
Intl. Group, Inc.)	6,955,000	6,955,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.28%, VRDN, (LOC: U.S.
Bancorp)	3,110,000	3,110,000
Indianapolis, IN MHRB, Crossing Partners Proj., 2.77%, VRDN, (Liq.: American
Intl. Group, Inc.)	8,700,000	8,700,000
JPMorgan Chase & Co. RB, PFOTER:
Ser. 1632-P, 3.91%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	18,492,000	18,492,000
Ser. 1633-P, 3.91%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,355,000	13,355,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.20%, VRDN, (LOC: CitiBank,
NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 2.77%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 3.16%, VRDN, (LOC: Bank of America Corp.)	9,285,000	9,285,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.01%, VRDN, (Insd. by
FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.28%, VRDN, (LOC:
CitiBank, NA)	745,000	745,000
Lubbock, TX SFHRB, Ser. 2007-A, 3.85%, 03/01/2008, (SPA: Royal Bank of
Canada)	6,000,000	6,027,635
Macon Trust Pooled Cert.:
Ser. 1997, 3.32%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	13,910,000	13,910,000
Ser. 1998A, 3.40%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	2,761,000	2,761,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.28%,
VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.00%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland CDA RB:
Hsg. Dept. Proj., Ser. L, 3.37%, 12/15/2008	10,000,000	10,000,000
Residential Proj., Ser. G, 3.12%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.29%, VRDN, (LOC: Fifth Third
Bancorp)	7,025,000	7,025,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,030,000	13,030,000
3.26%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	28,529,000	28,529,000
Class A, 5.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	97,000,000	97,000,000
Class B, 3.31%, VRDN, (Liq.: Lloyds TSB Group plc)	7,225,000	7,225,000
Class C, 3.31%, VRDN, (SPA: Lloyds TSB Group plc)	16,300,000	16,300,000
Class D, 3.31%, VRDN, (Liq.: Societe Generale)	4,865,000	4,865,000
Class I, 3.31%, VRDN, (Liq.: Lloyds TSB Group plc)	34,250,000	34,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Michigan Bldg. Auth. RB, ROC RR II R, Ser. 4057, 4.53%, VRDN, (Liq.: Citigroup,
Inc.)	$ 3,065,000	$3,065,000
Minnesota Bond Securitization Trust, 3.36%, VRDN, (LOC: LaSalle Bank, NA)	5,625,000	5,625,000
Minnesota HFA RB, Residential Hsg. Fin. Auth.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	8,000,000	8,000,000
Ser. B, 3.70%, 03/04/2008, (SPA: State Street Corp.)	16,500,000	16,500,000
Ser. N, 3.30%, 12/18/2008	7,200,000	7,200,000
Ser. O, 3.35%, 12/18/2008	11,800,000	11,800,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
5.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,135,000	10,135,000
4.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
MuniMae Tax-Exempt Bond Subsidiary PFOTER, Ser. 3264, 4.91%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	10,740,000	10,740,000
MuniMae Trust RB, 4.25%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co.,
Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.05%,
VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York Homeowner Mtge. Agcy. RB, Ser. 147, 2.90%, VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
New York, NY Hsg. Dev. Corp. RB, Boricua Village Apts. Site C Proj., 2.90%, VRDN,
(LOC: CitiBank, NA)	17,300,000	17,300,000
Ohio HFA MHRB, Westlake Apts. Proj., 3.56%, VRDN, (Liq.: American Intl. Group,
Inc.)	9,810,000	9,810,000
Orange Cnty., FL HFA MHRB, ROC RR II R 10255, 3.31%, VRDN, (Liq.: Citigroup,
Inc.)	22,275,000	22,275,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 3.40%, VRDN, (LOC:
SunTrust Banks, Inc.)	645,000	645,000
Revenue Bond Cert. Trust:
Class B-1, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,880,000	5,880,000
Ser. 2004-05, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-09, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,460,000	13,460,000
Ser. 2005-02, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,766,000	5,766,000
Ser. 2005-05, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-04, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,000,000	6,000,000
Ser. 2006-08, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,875,000	5,875,000
Ser. 2006-09, 3.56%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,720,000	5,720,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 3.26%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 3.26%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, 3.34%, VRDN, (Insd. by Citigroup,
Inc.)	14,250,000	14,250,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRRB, Ser. A, 3.20%, VRDN, (Insd. by
FHLMC & FNMA & GNMA & LOC: DEPFA BANK plc)	25,000,000	25,000,000
Thornton, CO MHRB, PFOTER, 3.31%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch &
Co., Inc.)	6,040,000	6,040,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.21%, VRDN, (Insd. by FSA &
SPA: Societe Generale)	$ 15,210,000	$15,210,000
Wisconsin Hsg. & EDRB:
Ser. A, 3.00%, VRDN, (SPA: WestLB AG)	19,920,000	19,920,000
Ser. B, 3.00%, VRDN, (LOC: State Street Corp.)	9,530,000	9,530,000
Ser. C, 3.00%, VRDN, (LOC: Lloyds TSB Group plc)	27,830,000	27,830,000

		1,300,529,029

INDUSTRIAL DEVELOPMENT REVENUE 5.9%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.16%, VRDN, (LOC:
KeyCorp)	2,670,000	2,670,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.07%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	3,467,000	3,467,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.10%, VRDN, (LOC: Bank of
America Corp.)	3,355,000	3,355,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.45%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.20%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.12%, VRDN, (LOC: Bank
of America Corp.)	1,875,000	1,875,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.31%, VRDN, (LOC: First
Comml. Bank, Inc.)	1,500,000	1,500,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.28%, VRDN, (LOC: AmSouth
Bancorp)	1,900,000	1,900,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.44%, VRDN, (LOC: U.S.
Bancorp)	2,200,000	2,200,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.10%, VRDN, (LOC:
Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 3.16%, VRDN, (LOC: KeyCorp)	1,230,000	1,230,000
Universal Bearings, Inc. Proj., 3.16%, VRDN, (LOC: KeyCorp)	2,250,000	2,250,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.55%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.38%, VRDN, (LOC: Associated
Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 3.26%, VRDN,
(LOC: Columbus Bank & Trust Co.)	1,600,000	1,600,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.50%, VRDN, (LOC: Marshall &
Isley Bank)	815,000	815,000
Centerra, CO Metro. Dist. No. 1 RB, 3.19%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.16%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.29%, VRDN, (LOC: LaSalle Bank, NA)	1,385,000	1,385,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.45%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.10%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.31%, VRDN, (LOC: Columbus Bank
& Trust Co.)	2,165,000	2,165,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.33%, VRDN, (LOC:
KeyCorp)	$5,625,000	$5,625,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 3.28%, VRDN,
(LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.17%, VRDN, (LOC: Marshall & Isley Bank)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.34%, VRDN, (SPA: Societe
Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.33%, VRDN, (Coll.: Bay
Hypo-Und Vereinsbank AG)	2,150,000	2,150,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,155,000	1,155,000
Repco Equipment Leasing Proj., 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Serigraphic Arts, Inc. Proj., 3.45%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.43%, VRDN, (LOC:
Associated Bank)	1,675,000	1,675,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.85%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Gary, IN EDRB, Grant Street Proj., 3.33%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.33%, VRDN, (LOC: Bank of
America Corp.)	3,630,000	3,630,000
Gulf Coast, TX Waste Disposal Auth. RB, ExxonMobil Corp. Proj., Ser. 2001-A,
3.95%, VRDN, (Gtd. by ExxonMobil Corp.)	15,000,000	15,000,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.29%, VRDN,
(LOC: Branch Bank & Trust Co.)	4,100,000	4,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.36%, VRDN, (LOC: First Comml.
Bank, Inc.)	255,000	255,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.36%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.22%, VRDN, (LOC:
Natl. City Corp.)	2,715,000	2,715,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.35%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.31%, VRDN, (LOC: First Comml.
Bank, Inc.)	1,200,000	1,200,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.33%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.45%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.39%, VRDN, (LOC: LaSalle Bank, NA)	720,000	720,000
Toyal America, Inc. Proj., 3.20%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 4.45%, VRDN, (LOC:
Bank One)	2,250,000	2,250,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 2.72%,
VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.43%, VRDN, (LOC:
Wells Fargo & Co.)	5,305,000	5,305,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lexington, KY IDRB, Kirby Containers Proj., 3.28%, VRDN, (LOC: AmSouth
Bancorp)	$1,000,000	$1,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.28%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.16%, VRDN, (LOC: KeyCorp)	2,475,000	2,475,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 3.36%,
VRDN, (LOC: Regions Finl. Corp.)	1,380,000	1,380,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.60%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.36%, VRDN, (LOC: Regions Finl.
Corp.)	2,350,000	2,350,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.36%, VRDN, (LOC: Bank of
North Dakota)	3,400,000	3,400,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.40%, VRDN, (LOC: Associated Banc-Corp.)	450,000	450,000
Manitowoc Tool & Machining Proj., 3.40%, VRDN, (LOC: Associated
Banc-Corp.)	900,000	900,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.33%, VRDN, (Coll.: Bay
Hypo Und Vereinsbank AG)	1,905,000	1,905,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 4.45%, VRDN, (LOC:
Bank One)	3,200,000	3,200,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.29%, VRDN, (LOC: U.S.
Bancorp)	1,860,000	1,860,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.31%, VRDN, (Insd. by
Columbus B&T)	2,500,000	2,500,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 2.75%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.10%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.14%, VRDN, (LOC: U.S.
Bancorp)	2,925,000	2,925,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 3.17%, VRDN,
(LOC: U.S. Bancorp)	2,495,000	2,495,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.33%, VRDN, (SPA: BNP
Paribas SA)	695,000	695,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.44%, VRDN, (LOC: Regions Finl. Corp.)	2,840,000	2,840,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.27%, VRDN,
(LOC: Natl. City Corp.)	1,950,000	1,950,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.26%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.33%, VRDN, (SPA: BNP Paribas
SA)	2,945,000	2,945,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech
Proj., 3.16%, VRDN, (LOC: KeyCorp)	2,750,000	2,750,000
New Jersey EDA RB, 3.73%, 03/06/2008, (SPA: Dexia SA)	60,000,000	60,033,411

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.22%, VRDN, (LOC:
Natl. City Corp.)	$2,460,000	$2,460,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj.,
Ser. 2007, 3.17%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.33%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Behlen Manufacturing Co. Proj., 3.32%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.44%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.41%, VRDN, (LOC: Regions
Finl. Corp.)	1,090,000	1,090,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.34%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.16%, VRDN, (LOC: KeyCorp)	2,230,000	2,230,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.10%, VRDN,
(LOC: Citizens Bank)	4,315,000	4,315,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.17%, VRDN, (LOC: U.S.
Bancorp)	1,400,000	1,400,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.20%, VRDN, (LOC: Natl.
City Bank)	1,300,000	1,300,000
South Carolina Jobs EDA RB:
Goglanian Bakeries, Inc. Proj., 3.34%, VRDN, (LOC: California Bank & Trust)	10,000,000	10,000,000
Mid-Atlantic Drainage Proj., 3.31%, VRDN, (LOC: Natl. Bank of South
Carolina)	1,520,000	1,520,000
Ortec, Inc. Proj., Ser. B, 3.15%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 3.22%, VRDN, (LOC: Natl. City
Corp.)	2,390,000	2,390,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 3.43%, VRDN, (SPA:
BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.36%, VRDN, (LOC: AmSouth Bancorp)	125,000	125,000
Hardwear Corp. Proj., 3.36%, VRDN, (LOC: AmSouth Bancorp)	645,000	645,000
Nucor Corp. Proj., 3.15%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.26%, VRDN, (LOC:
Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.26%, VRDN, (LOC: AmSouth Bancorp)	515,000	515,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.16%, VRDN, (LOC: AmSouth
Bancorp)	4,060,000	4,060,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.33%, VRDN, (LOC: Bank of
America Corp.)	3,355,000	3,355,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 3.17%, VRDN, (LOC: U.S.
Bancorp)	1,135,000	1,135,000
Westfield, IN EDRB, P.L. Porter Proj., 3.26%, VRDN, (LOC: Comerica Bank)	1,300,000	1,300,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 3.70%, VRDN, (Gtd. by
BP plc)	675,000	675,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.38%, VRDN, (LOC: Northern Trust
Corp.)	$ 1,000,000	$1,000,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.24%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.15%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000

		393,880,411

LEASE 2.9%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.36%, VRDN,
(LOC: LaSalle Bank, NA) 144A	86,240,913	86,240,913
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.23%, VRDN, (Liq.: Bear Stearns Cos.)	19,240,000	19,240,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 3.24%, VRDN, (Liq.:
Citigroup, Inc.)	5,445,000	5,445,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 3.26%, VRDN, (SPA: State
Street Corp.)	8,795,000	8,795,000
Colorado Regl. Trans. Dist. RB, ROC RR II 2875, 4.24%, VRDN, (Insd. by AMBAC &
Liq.: Citigroup, Inc.)	7,340,000	7,340,000
Denver, CO City & Cnty. COP, ROC RR II R 2067, 3.49%, VRDN, (Liq.: Citigroup,
Inc.)	5,855,000	5,855,000
Kentucky Property & Bldg. Cmnty. RB:
PFOTER, Ser. 3912, 3.80%, 03/13/2008, (Insd. by MBIA & SPA: Dexia SA)	16,530,000	16,541,991
Proj. No. 88, 4.50%, 11/01/2008, (Insd. by FGIC)	9,500,000	9,568,796
Michigan Bldg. Auth. RB ROC RR II R 575:
4.24%, VRDN, (LOC: CitiBank, NA)	10,340,000	10,340,000
4.41%, VRDN, (LOC: CitiBank, NA)	4,945,000	4,945,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.21%, VRDN, (Liq.: Morgan
Stanley)	4,100,000	4,100,000
Orange Cnty., FL Sch. Board RB, ROC RR II R 7020, 3.22%, VRDN, (LOC: CitiBank,
NA)	17,100,000	17,100,000
St. Lucie Cnty., FL Sch. Board COP, 3.25%, VRDN, (LOC: Bank of New York Mellon
Corp.)	1,795,000	1,795,000

		197,306,700

MISCELLANEOUS REVENUE 11.6%
Austin, TX RB, Ser. 2007-125, 4.00%, VRDN, (Insd. by FGIC & LOC: Bank of
America Corp.)	4,470,000	4,470,000
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj.,
3.10%, VRDN, (LOC: Associated Banc-Corp.)	4,250,000	4,250,000
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 1000, 3.34%, VRDN, (LOC: Branch Bank & Trust Co.)	179,320,000	179,320,000
Ser. 1002, 3.34%, VRDN, (LOC: Branch Bank & Trust Co.)	17,110,000	17,110,000
Ser. 1004, 3.34%, VRDN, (LOC: Branch Bank & Trust Co.)	21,385,000	21,385,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	31,000,000	31,210,348
Clarksville, TN Pub. Bldg. Auth. RB, 3.00%, VRDN, (LOC: Bank of America Corp.)	3,225,000	3,225,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 3.26%, VRDN,
(LOC: AmSouth Bancorp)	5,375,000	5,375,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Florida Board of Ed. Lottery RB, PFOTER, Ser. 2303, 4.00%, VRDN, (Insd. by
AMBAC & Liq.: JPMorgan Chase & Co.)	$ 25,565,000	$25,565,000
Florida Correctional Facs. COP, ROC RR II R 6006, 3.74%, VRDN, (LOC: CitiBank,
NA)	3,020,000	3,020,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.37%, VRDN, (Liq.:
Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001,
3.70%, VRDN, (LOC: Bank of New York Mellon Corp.)	865,000	865,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994,
3.70%, VRDN, (Gtd. by BP plc)	460,000	460,000
Indiana Bond Bank RB:
Advance Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of
New York Mellon Corp.)	55,000,000	55,442,069
ROC RR II R 2079, 4.31%, VRDN, (Insd. by MBIA & LOC: Citigroup, Inc.)	2,395,000	2,395,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 3.14%, VRDN, (LOC: Bank of America
Corp.)	32,500,000	32,500,000
JPMorgan Chase & Co. RB, PUTTER:
Ser. 2382, 3.51%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	34,545,000	34,545,000
Ser. 2383, 3.51%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	15,725,000	15,725,000
Louisiana Env. Facs. RB, 3.16%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 3.61%, VRDN, (LOC: Branch Bank &
Trust Co.)	3,365,000	3,365,000
Lower Neches Valley, TX IDRB, ExxonMobil Corp. Proj., Ser. 2001-B, 3.95%, VRDN,
(Gtd. by ExxonMobil Corp.)	25,900,000	25,900,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. A, 3.36%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	13,650,000	13,650,000
Ser. EC-001, 3.56%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	16,665,000	16,665,000
Ser. PZP-2, 4.16%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	520,000	520,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.21%, VRDN,
(LOC: AmSouth Bancorp)	225,000	225,000
Michigan Strategic Fund, Dow Chemical Co. Proj., Ser. 2003A-1, 2.20%,
03/03/2008, (Gtd. by Dow Chemical Co.)	19,350,000	19,350,000
Municipal Securities Pool Trust Receipts, Ser. 2001, Class A, 5.00%, VRDN, (Liq.:
Bear Stearns)	13,495,000	13,495,000
Nevada Dept. of Business RB, LVE Energy Partners, LLC Proj., 3.15%, VRDN, (LOC:
Sumitomo Bank)	13,100,000	13,100,000
New Orleans, LA RB, Canal Street Proj., 3.31%, VRDN, (LOC: Hibernia Natl. Bank)	10,380,000	10,380,000
New York, NY IDA RB, ROC RR II R 523CE, 3.21%, VRDN, (LOC: CitiBank, NA)	2,200,000	2,200,000
Obetz, OH BAN, Centerpoint Impt., Ser. 2007, 3.40%, VRDN, (LOC: Huntington
Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 3.15%, VRDN, (Gtd. by
ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.60%, VRDN,
(Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
3.50%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.07%,
VRDN, (Gtd. by Flint Resources)	$ 8,700,000	$8,700,000
Port Arthur, TX Navigation Dist. RB, BASF Corp. Proj., Class A, 3.40%, VRDN, (Liq.:
BASF Corp.)	15,000,000	15,000,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
3.90%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. A, 3.26%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. B,
3.83%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.33%, VRDN, (LOC:
AmSouth Bancorp)	490,000	490,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. A, 3.95%, VRDN, (Gtd.
by Dow Chemical Co.)	2,050,000	2,050,000

		775,587,420

PORT AUTHORITY 0.4%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.05%, VRDN, (LOC: LaSalle Bank,
NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB:
PFOTER, 3.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
ROC RR II R 10188, 3.18%, VRDN, (LOC: CitiBank, NA)	14,580,000	14,580,000

		24,600,000

PRE-REFUNDED 0.8%
Harris Cnty., TX Toll Road & Sub Lien RRB, Ser. 2003, 4.75%, 08/01/2008	2,750,000	2,776,923
Houston, TX Independent Sch. Dist. RRB, Ser. 1999-A, 5.00%, 02/15/2009	6,000,000	6,153,361
Michigan Muni. Bond Auth. RRB, 5.25%, 12/01/2008, (Gtd. by U.S. Treasury)	32,630,000	33,600,979
Nevada Capital Impt. & Cultural Affairs GO, Ser. A, 5.50%, 02/01/2009, (Gtd. by
U.S. Treasury)	3,410,000	3,537,037
Pocahontas Parkway Assn. of Virginia RB, Connector Toll Road, Ser. 1998-A ,
5.00%, 08/15/2008, (Gtd. by U.S. Treasury)	5,615,000	5,770,558
Shelbyville, IN Elementary Sch. Bldg. Corp. RB, Ser. 1999, 5.625%, 01/15/2009,
(Gtd. by U.S. Treasury)	3,875,000	4,019,839

		55,858,697

PUBLIC FACILITIES 0.5%
Kentucky Turnpike Auth. Econ. Dev. RRB, Revitalization Proj., Ser. 1995, 6.50%,
07/01/2008, (Insd. by AMBAC)	8,900,000	8,989,886
Miami-Dade Cnty., FL Sch. Board COP, ROC RR II R 12042, 3.28%, VRDN, (Insd.
by FSA & Liq.: Citigroup, Inc.)	7,900,000	7,900,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-20070021 Class A, 3.21%, VRDN,
(SPA: Bayerische Landesbanken)	10,985,000	10,985,000
University of Illinois COP, PFOTER, Ser. 2328, 3.80%, 03/13/2008, (Insd. by FGIC
& Liq.: Merrill Lynch & Co., Inc.)	5,200,000	5,202,951

		33,077,837

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.6%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998,
3.43%, VRDN, (LOC: Union Bank of California)	$ 17,875,000	$17,875,000
Northeast Maryland Waste Disposal Auth. RB, Montgomery Cnty. Resource
Recovery Proj., Ser. A, 6.00%, 07/01/2008, (Gtd. by Covanta Energy)	11,145,000	11,216,775
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.58%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
3.58%, VRDN, (LOC: Bank One)	8,600,000	8,600,000

		42,691,775

SOLID WASTE 0.3%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.41%, VRDN, (LOC:
Compass Bancshares, Inc.)	7,325,000	7,325,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.12%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Residential Proj., Ser.
2002-A, 3.85%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000

		21,325,000

SPECIAL TAX 2.3%
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.22%, VRDN,
(LOC: U.S. Bancorp)	13,055,000	13,055,000
Chicago, IL GO, Lakefront Millenium RB, Ser. 322, 3.21%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. Bank of America, Ser. 2007-326,
3.61%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB:
3.18%, VRDN, (LOC: Zions Bancorp)	2,735,000	2,735,000
Downtown Denver, Ser. B, 3.13%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.40%, VRDN, (LOC:
Huntington Natl. Bank)	3,495,000	3,495,000
Illinois Regl. Trans. Auth. RRB, Ser. 2005-B, 2.90%, VRDN, (SPA: Depfa Bank plc)	27,125,000	27,125,000
Metropolitan Pier & Expo. Auth., Illinois RB:
ROC RR II R 10300, 3.49%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	6,080,000	6,080,000
Ser. 2005-221, Class A, 5.00%, VRDN, (Insd. by Bear Stearns Cos & MBIA)	19,105,000	19,105,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 3.22%, VRDN, (SPA: Deutsche Bank AG)	2,270,000	2,270,000
Miami-Dade Cnty., FL TOC:
Ser. Z-09, 4.42%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	1,560,000	1,560,000
Ser. Z-12, 4.73%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,735,000	2,735,000
Michigan Trunk Line Fund Bonds, Ser. 2006, 5.00%, 11/01/2008, (Insd. by FGIC)	7,550,000	7,663,912
New York Sales Tax Asset Receivable Corp. RB, ROC RR II R 6084, 3.23%, VRDN,
(Insd. by MBIA)	5,580,000	5,580,000
New York, NY TFA RB, Ser. 362, 3.14%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Orange Cnty., FL Tourist Dev. Tax RB, PFOTER, Ser. 2223, 3.52%, 03/13/2008,
(Liq.: JPMorgan Chase & Co.)	13,520,000	13,520,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 3.15%,
VRDN, (SPA: Rabobank Neder)	13,104,000	13,104,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
St. John’s Cnty., FL RB, ROC RR II R 755PB, 4.24%, VRDN, (SPA: Deutsche Post)	$6,240,000	$6,240,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 3.24%, VRDN, (LOC:
Compass Bancshares, Inc.)	6,675,000	6,675,000

		152,727,912

STUDENT LOAN 0.2%
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.10%, VRDN,
(SPA: DEPFA BANK plc)	15,000,000	15,000,000

TOBACCO REVENUE 1.7%
Alaska Tobacco Settlement, Northern Tobacco Securitization Corp. PFOTER,
3.10%, 03/06/2008, (Liq.: Merrill Lynch & Co., Inc.)	42,675,000	42,675,000
Golden State Tobacco MTC:
Ser. 231, 4.51%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	12,925,000	12,925,000
Ser. 7045, 3.75%, VRDN, (Liq.: Bear Stearns Cos.) 144A	42,000,000	42,000,000
New York Tobacco Trust RB, PFOTER:
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	4,310,000	4,310,000
3.26%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
Tobacco Settlement Auth. of Iowa RB, ROC RR II R 456, 6.23%, VRDN, (Liq.:
Citigroup, Inc. & LOC: CitiBank, NA)	11,810,000	11,810,000

		116,680,000

TRANSPORTATION 1.9%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 4.16%,
VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Colorado E-470 Pub. Hwy. Auth. RB, Ser. B, 0.00%, 09/01/2008, (Insd. by MBIA) (n)	23,355,000	22,924,951
Illinois Toll Hwy. Auth. RB, ROC RR II R 606, 3.22%, VRDN, (SPA: Deutsche Bank
AG)	6,160,000	6,160,000
Lee Cnty., FL Trans. Facs. RB, PFOTER:
Ser. 2211, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	13,375,000	13,375,000
Ser. 2219, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	10,285,000	10,285,000
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, PFOTER, Ser. 2215, 3.52%,
03/13/2008, (Liq.: JPMorgan Chase & Co.)	7,310,000	7,310,000
New Jersey TTFA RB, Ser. 038, 3.22%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo
& Co.)	250,000	250,000
New York Metro. Trans. Auth. RB, Ser D-1, 3.08%, VRDN, (LOC: WestLB AG)	20,060,000	20,060,000
Regional Trans. Dist. of Colorado, Ser. 2007-144, 4.00%, VRDN, (Insd. by AMBAC
& LOC: Bank of America Corp.)	3,950,000	3,950,000
South Carolina Trans. Infrastructure RB, 4.00%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	2,565,000	2,565,000
Texas Turnpike Auth. RB, Ser. 2005-225, 4.53%, VRDN, (Insd. by AMBAC & Liq.:
Bear Stearns Cos.)	23,605,000	23,605,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 2.82%, VRDN, (Liq.:
JPMorgan Chase & Co.)	11,525,000	11,525,000

		124,739,951

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 9.5%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 3.22%, VRDN, (SPA: Deutsche Bank
AG)	$ 3,810,000	$3,810,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 3.60%, VRDN, (LOC:
JPMorgan Chase & Co.)	850,000	850,000
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008,
(LOC: Royal Bank of Canada)	61,000,000	61,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 4.02%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 4.30%, VRDN, (Liq.: Citigroup, Inc.)	5,785,000	5,785,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 3.85%,
VRDN, (Gtd. by Deer Park Refining)	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.24%, VRDN, (Liq.: Citigroup, Inc.)	5,815,000	5,815,000
ROC RR II R 6017, 3.24%, VRDN, (LOC: CitiBank, NA)	10,200,000	10,200,000
Lafayette, LA Util. RB, ROC RR II R 6024, 4.56%, VRDN, (Insd. by MBIA & LOC:
CitiBank, NA)	10,650,000	10,650,000
Louisiana Gas & Fuels Tax RB, Eagle-20060030, Class A, 3.22%, VRDN, (SPA:
Landesbank Hessen-Thüringen Girozentrale)	56,430,000	56,430,000
Lower Colorado River, Texas Auth. Transmission Contract RB, ROC RR II R 4530,
4.39%, VRDN, (Liq.: Citigroup, Inc.)	3,710,000	3,710,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.41%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	5,155,000	5,155,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Co. Proj., 3.64%, VRDN, (Gtd. by
Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.10%, VRDN, (Gtd. by
Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Municipal Securities Pool Trust Receipt:
Ser. 2006-261, Class A, 4.48%, VRDN, (Liq.: Bear Stearns Cos.)	7,235,000	7,235,000
Ser. 9031, 3.65%, VRDN, (Insd. by AMBAC)	16,145,000	16,145,000
Nebraska Pub. Power Dist. RB, Eagle-20041016, 3.23%, VRDN, (LOC: CitiBank,
NA)	10,665,000	10,665,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 7.00%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Ohio Water Dev. Auth. PCRB, 4.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,505,000	4,505,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.45%, VRDN, (Gtd. by Idaho
Power Co.)	4,360,000	4,360,000
Springfield, MO Pub. Util. RB PFOTER, Ser. 3655, 4.45%, VRDN, (Insd. by FGIC &
Liq.: Merrill Lynch & Co., Inc.)	29,165,000	29,165,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.23%, VRDN, (Liq.: Bear Stearns Cos.) 144A	32,675,000	32,675,000
Ser. 2006-276, Class A, 3.23%, VRDN, (Liq.: Bear Stearns Cos.)	27,525,000	27,525,000
Texas Muni. Gas Acquisition & Supply Corp. RB, Ser. 2131, 3.33%, VRDN, (Liq.:
Morgan Stanley)	175,000,000	175,000,000
Utah Muni. Power Sys. RB, ROC RR II R 2016, 3.24%, VRDN, (Liq.: Citigroup, Inc.)	5,170,000	5,170,000
Wyandotte Cnty., KS Govt. Util. Sys. RB, Ser. 595, 3.41%, VRDN, (Liq.: JPMorgan
Chase & Co.)	1,685,000	1,685,000

		637,191,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.2%
Birmingham, AL Water & Sewer RB, ROC RR II R 10109, 4.20%, VRDN, (Insd. by
MBIA & Liq.: Citigroup, Inc.)	$9,500,000	$9,500,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.22%, VRDN, (Insd.
by AMBAC & Liq.: Citigroup, Inc.)	12,665,000	12,665,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	7,140,000	7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 3.22%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.) 144A	34,155,000	34,155,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-23, 3.31%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 4.00%, VRDN,
(Liq.: JPMorgan Chase & Co.)	3,150,000	3,150,000
District of Columbia Water & Sewer Auth. MTC, Ser. 7075, 3.24%, VRDN, (Liq.:
Bear Stearns Cos.)	5,000,000	5,000,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.41%, VRDN, (Liq.: JPMorgan Chase &
Co.)	5,470,000	5,470,000
Fond Du Lac, WI Waterworks RB, Ser. 2007-A, 4.50%, 07/01/2008	5,000,000	5,016,821
Honolulu, HI City & Cnty. Wastewater Sys. RB, Ser. 400, 7.00%, VRDN, (Insd. by
FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB, Ser. 685, 4.00%, VRDN, (Insd. by MBIA & Liq.: JPMorgan
Chase & Co.)	5,250,000	5,250,000
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 3.41%, VRDN, (Insd. by
FSA & Liq.: JPMorgan Chase & Co.)	2,725,000	2,725,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC RR II 6511, 3.49%,
VRDN, (LOC: CitiBank, NA)	2,235,000	2,235,000
Louisiana Pub. Facs. Auth. RB, Hurricane Recovery Proj., Ser. 2007, 5.00%,
06/01/2008, (Insd. by AMBAC)	7,185,000	7,212,731
New York Water Util. Impt. Certs. RB, Ser. 2007-132, 3.17%, VRDN, (LOC: Bank of
America Corp.)	3,995,000	3,995,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.40%, VRDN, (SPA: State
Street Corp.)	200,000	200,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 3.24%,
VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,930,000	3,930,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 3.24%, VRDN, (Insd. by MBIA & Liq.:
Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB, ROC RR II R 671, 3.24%, VRDN, (Insd. by
AMBAC & Liq.: CitiBank, NA)	3,330,000	3,330,000
Tri-County, Indiana RB, Ser. D, 3.40%, VRDN, (LOC: Huntington Natl. Bank)	4,280,000	4,280,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.41%, VRDN, (Insd.
by FSA & Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000

		146,567,052

Total Municipal Obligations (cost $6,212,601,819)		6,212,601,819

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

REPURCHASE AGREEMENT ^^ 0.7%
State Street Corp., 2.95%, dated 02/29/2008, maturing 03/03/2008, maturity
value $50,012,292 (cost $50,000,000)	$ 50,000,000	$50,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.17%, q (cost $500,000)	500,000	500,000

Total Investments (cost $6,263,101,819) 93.4%		6,263,101,819
Other Assets and Liabilities 6.6%		440,615,202

Net Assets 100.0%		$6,703,717,021

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.
^^	Collateralized by $51,585,000 FNMA, 1.90%, 09/26/2008, value including accrued interest is $51,004,669.
q	Rate shown is the 7-day annualized yield at period end.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
BAN	Bond Anticipation Note	MHRRB	Multifamily Housing Refunding Revenue Bond
CDA	Community Development Authority	MSTR	Municipal Securities Trust Receipt
COP	Certificates of Participation	MTC	Municipal Trust Certificates
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDFA	Economic Development Finance Authority	PCRRB	Pollution Control Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	PFOTER	Puttable Floating Option Tax Exempt Receipts
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority	RAN	Revenue Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	SFHRRB	Single Family Housing Refunding Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement
IDRB	Industrial Development Revenue Bond	TAN	Tax Anticipation Note
IDRRB	Industrial Development Refunding Revenue Bond	TFA	Transitional Finance Authority
LOC	Letter of Credit	TOC	Tender Option Certificate
MBIA	Municipal Bond Investors Assurance Corp.	TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Texas	15.0%
Illinois	7.7%
Florida	7.3%
California	5.3%
New York	4.9%
Ohio	4.3%
Delaware	3.8%
Wisconsin	2.7%
Indiana	2.7%
Washington	2.1%
Colorado	1.9%
Massachusetts	1.9%
Louisiana	1.8%
Arizona	1.7%
Michigan	1.5%
Alabama	1.5%
Georgia	1.3%
Tennessee	1.3%
Nevada	1.2%
Minnesota	1.2%
Maryland	1.1%
Alaska	1.1%
Pennsylvania	1.0%
Wyoming	1.0%
New Jersey	1.0%
Missouri	0.9%
South Carolina	0.9%
Oregon	0.8%
North Carolina	0.8%
Kansas	0.7%
Kentucky	0.7%
Nebraska	0.7%
Hawaii	0.7%
District of Columbia	0.6%
New Hampshire	0.6%
Iowa	0.6%
Virginia	0.4%
Idaho	0.4%
Utah	0.3%
West Virginia	0.3%
Arkansas	0.2%
North Dakota	0.1%
Mississippi	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	13.7%

Total	100.0%

The following table shows the percent of total investments by credit quality as of February 29, 2008 (unaudited):

Tier 1	98.4%
Tier 2	1.6%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008

The following table shows the percent of total investments by maturity as of February 29, 2008 (unaudited):

1 day	0.1%
2-7 days	83.7%
8-60 days	2.8%
61-120 days	1.1%
121-240 days	8.2%
241+ days	4.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments at amortized cost	$6,263,101,819
Cash	8,875,724
Receivable for securities sold	397,827,525
Receivable for Fund shares sold	4,039,709
Interest receivable	45,176,806
Prepaid expenses and other assets	93,041

Total assets	6,719,114,624

Liabilities
Dividends payable	7,855,705
Payable for Fund shares redeemed	6,447,941
Advisory fee payable	60,382
Distribution Plan expenses payable	17,540
Due to other related parties	42,696
Accrued expenses and other liabilities	973,339

Total liabilities	15,397,603

Net assets	$6,703,717,021

Net assets represented by
Paid-in capital	$6,701,481,842
Undistributed net investment income	2,235,179

Total net assets	$6,703,717,021

Net assets consists of
Class I	$5,671,590,583
Class AD	75,380,298
Class IN	202,480,261
Class IS	732,031,168
Class P	22,234,711

Total net assets	$6,703,717,021

Shares outstanding (unlimited number of shares authorized)
Class I	5,669,722,455
Class AD	75,391,836
Class IN	202,449,279
Class IS	731,681,833
Class P	22,233,431

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$338,302,212
Dividends	691,285

Total investment income	338,993,497

Expenses
Advisory fee	10,263,652
Distribution Plan expenses
Class AD	54,357
Class IN	224,690
Class IS	1,883,030
Class P	80,605
Administrative services fee	5,598,063
Transfer agent fees	241,333
Trustees’ fees and expenses	166,324
Printing and postage expenses	54,571
Custodian and accounting fees	2,649,861
Registration and filing fees	95,345
Professional fees	172,037
Other	129,064

Total expenses	21,612,932
Less: Expense reductions	(697,486)

Net expenses	20,915,446

Net investment income	318,078,051

Net realized gains on investments	2,918,099

Net increase in net assets resulting from operations	$320,996,150

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended February 28,

	2008 (a)		2007

Operations
Net investment income		$318,078,051		$288,121,806
Net realized gains on investments		2,918,099		1,384,734

Net increase in net assets resulting
from operations		320,996,150		289,506,540

Distributions to shareholders from
Net investment income
Class I		(283,685,712)		(256,591,904)
Class AD		(3,743,919)		(2,796,997)
Class IN		(7,471,488)		(7,982,594)
Class IS		(23,882,255)		(21,732,171)
Class P		(457,262)		(129,460)

Total distributions to shareholders		(319,240,636)		(289,233,126)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	43,348,110,677	43,348,110,677	40,400,082,417	40,400,082,417
Class AD	195,854,217	195,854,217	260,888,018	260,888,018
Class IN	251,494,866	251,494,866	584,032,520	584,032,520
Class IS	1,791,022,575	1,791,022,575	1,767,690,593	1,767,690,593
Class P	36,241,196	36,241,196	8,392,021	8,392,021

		45,622,723,531		43,021,085,569

Net asset value of shares issued in
reinvestment of distributions
Class I	131,571,282	131,571,282	131,421,049	131,421,049
Class AD	3,507,145	3,507,145	2,494,448	2,494,448
Class IN	7,198,211	7,198,211	7,681,341	7,681,341
Class IS	16,418,760	16,418,760	15,564,162	15,564,162
Class P	450,790	450,790	122,974	122,974

		159,146,188		157,283,974

Payment for shares redeemed
Class I	(44,931,859,408)	(44,931,859,408)	(40,131,143,810)	(40,131,143,810)
Class AD	(184,140,107)	(184,140,107)	(266,716,557)	(266,716,557)
Class IN	(304,510,099)	(304,510,099)	(533,401,145)	(533,401,145)
Class IS	(1,752,187,954)	(1,752,187,954)	(1,795,403,438)	(1,795,403,438)
Class P	(21,620,001)	(21,620,001)	(12,344,712)	(12,344,712)

		(47,194,317,569)		(42,739,009,662)

Net increase (decrease) in net assets
resulting from capital share
transactions		(1,412,447,850)		439,359,881

Total increase (decrease) in net assets		(1,410,692,336)		439,633,295
Net assets
Beginning of period		8,114,409,357		7,674,776,062

End of period		$6,703,717,021		$8,114,409,357

Undistributed net investment income		$2,235,179		$479,665

(a) Year Ended February 29.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

NOTES TO FINANCIAL STATEMENTS continued

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 29, 2008, the following amounts were reclassified:

Undistributed net investment income	$2,918,099
Accumulated net realized gains on investments	(2,918,099)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS

On February 29, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2008, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $10,313,708 and temporary book/tax differences in the amount of $(8,078,529).

NOTES TO FINANCIAL STATEMENTS continued

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2008 (a)	2007

Ordinary Income	$4,489,810	$1,758,174
Exempt-Interest Income	312,296,406	286,745,810
Long-term Capital Gain	2,454,420	729,142

(a) Year ended February 29.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities,

NOTES TO FINANCIAL STATEMENTS continued

LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for,

NOTES TO FINANCIAL STATEMENTS continued

and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $2,454,420 for the fiscal year ended February 29, 2008.

For the fiscal year ended February 29, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 97.83% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was at the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565577 rv5 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565577 rv5 4/2008

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Annual Report
as of February 29, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
April 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:
We are pleased to provide the Annual Report for Evergreen Institutional Treasury Money Market Fund for the twelve-month period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

1

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:
Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of February 29, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

Average annual return

1-year	4.45%	4.40%

5-year	2.96%	2.91%

10-year	3.60%	3.56%

7-day annualized yield	2.23%	2.18%

30-day annualized yield	2.40%	2.35%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 29, 2008, there were 174 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper
			Institutional	Merrill Lynch
			U.S. Treasury	3-Month
Investor	Institutional	Participant	Money	U.S.
Shares	Service Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/27/1996	5/1/2001

ENTXX	EITXX	ESTXX

4.35%	4.19%	3.93%	4.18%	4.86%

2.86%	2.70%	2.45%	2.73%	3.16%

3.52%	3.34%	3.24%	3.36%	3.75%

2.13%	1.98%	1.73%	N/A	N/A

2.30%	2.14%	1.90%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,018.91	$ 1.05
Class AD	$ 1,000.00	$ 1,018.65	$ 1.30
Class IN	$ 1,000.00	$ 1,018.40	$ 1.56
Class IS	$ 1,000.00	$ 1,017.64	$ 2.31
Class P	$ 1,000.00	$ 1,016.38	$ 3.56
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.82	$ 1.06
Class AD	$ 1,000.00	$ 1,023.57	$ 1.31
Class IN	$ 1,000.00	$ 1,023.32	$ 1.56
Class IS	$ 1,000.00	$ 1,022.58	$ 2.31
Class P	$ 1,000.00	$ 1,021.33	$ 3.57

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.45%	4.89%	3.25%	1.35%	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,734,986	$1,153,229	$1,845,698	$2,208,303	$2,186,186
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.22%	0.20%	0.21%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.21%	0.22%	0.20%	0.21%	0.20%
Net investment income (loss)	4.02%	4.73%	3.19%	1.34%	0.89%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS AD	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04[2]	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.40%	4.84%	3.20%	1.30%	0.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,260	$421	$28,992	$33,060	$52,002
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.26%	0.25%	0.26%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.26%	0.25%	0.26%	0.25%
Net investment income (loss)	4.05%	4.36%	3.13%	1.27%	0.84%

1 Year ended February 29.
2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS IN	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.35%	4.79%	3.15%	1.25%	0.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$297,201	$259,223	$255,406	$272,700	$259,651
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.32%	0.30%	0.31%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.32%	0.30%	0.31%	0.30%
Net investment income (loss)	4.16%	4.68%	3.13%	1.23%	0.77%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.19%	4.63%	3.00%	1.10%	0.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,126,996	$1,551,549	$2,906,339	$2,635,887	$1,992,881
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.47%	0.45%	0.46%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.47%	0.45%	0.46%	0.45%
Net investment income (loss)	4.13%	4.43%	2.99%	1.13%	0.65%

1 Year ended February 29.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Year Ended February 28,

CLASS P	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.93%	4.37%	2.74%	0.85%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$82,287	$56,577	$105,474	$222,314	$367,155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.72%	0.70%	0.71%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.72%	0.70%	0.71%	0.70%
Net investment income (loss)	3.85%	4.20%	2.56%	0.82%	0.40%

1 Year ended February 29.
2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 29, 2008	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Notes, 5.00%, 07/31/2008 (cost $151,785,714)	$150,000,000	$ 151,785,714

REPURCHASE AGREEMENTS ^^ 97.7%
ABN AMRO, Inc., Avg. rate of 2.08%, dated 02/25/2008, maturing 03/03/2008,
maturity value $260,105,083 (1) *	260,000,000	260,000,000
Bank of America Corp.:
1.65%, dated 02/29/2008, maturing 03/03/2008, maturity value
$352,048,400 (2)	352,000,000	352,000,000
Avg. rate of 2.63%, dated 02/25/2008, maturing 03/03/2008, maturity value
$325,166,472 (3) *	325,000,000	325,000,000
Barclays Capital plc, 1.80%, dated 02/29/2008, maturing 03/03/2008, maturity
value $612,091,800 (4)	612,000,000	612,000,000
Credit Suisse First Boston Corp., Avg. rate of 2.10%, dated 02/25/2008, maturing
03/03/2008, maturity value $260,106,311 (5) *	260,000,000	260,000,000
Deutsche Bank AG:
1.80%, dated 02/29/2008, maturing 03/03/2008, maturity value
$352,052,800 (6)	352,000,000	352,000,000
Avg. rate of 2.77%, dated 02/25/2008, maturing 03/03/2008, maturity value
$325,175,139 (7) *	325,000,000	325,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.11%, dated 02/25/2008, maturing
03/03/2008, maturity value $260,106,600 (8) *	260,000,000	260,000,000
HSBC Holdings plc:
1.80%, dated 02/29/2008, maturing 03/03/2008, maturity value
$352,052,800 (9)	352,000,000	352,000,000
Avg. rate of 2.08%, dated 02/25/2008, maturing 03/03/2008, maturity value
$260,105,083 (10) *	260,000,000	260,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 1.86%, dated 02/25/2008, maturing
03/03/2008, maturity value $260,094,106 (11) *	260,000,000	260,000,000
Merrill Lynch & Co., Inc.:
1.75%, dated 02/29/2008, maturing 03/03/2008, maturity value
$352,051,333 (12)	352,000,000	352,000,000
Avg. rate of 2.04%, dated 02/25/2008, maturing 03/03/2008, maturity value
$260,103,278 (13) *	260,000,000	260,000,000
Morgan Stanley:
1.75%, dated 02/29/2008, maturing 03/03/2008, maturity value
$165,024,063 (14)	165,000,000	165,000,000
Avg. rate of 2.04%, dated 02/25/2008, maturing 03/03/2008, maturity value
$260,103,350 (14) *	260,000,000	260,000,000
RBC Dain Rauscher Corp., Avg. rate of 2.09%, dated 02/25/2008, maturing
03/03/2008, maturity value $180,073,250 (15) *	180,000,000	180,000,000
Societe Generale:
1.82%, dated 02/29/2008, maturing 03/03/2008, maturity value
$352,053,387 (16)	352,000,000	352,000,000
2.15%, dated 02/29/2008, maturing 03/03/2008, maturity value
$128,022,933 (17)	128,000,000	128,000,000

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

February 29, 2008	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^^ continued
State Street Corp., 1.75%, dated 02/29/2008, maturing 03/03/2008, maturity
value $202,368,132 (18)	$202,338,624	$ 202,338,624
UBS AG:
Avg. rate of 2.11%, dated 02/25/2008, maturing 03/03/2008, maturity value
$260,106,600 (19) *	260,000,000	260,000,000
Avg. rate of 2.72%, dated 02/25/2008, maturing 03/03/2008, maturity value
$325,172,160 (20) *	325,000,000	325,000,000

Total Repurchase Agreements (cost $6,102,338,624)		6,102,338,624

Total Investments (cost $6,254,124,338) 100.1%		6,254,124,338
Other Assets and Liabilities (0.1%)		(6,394,592)

Net Assets 100.0%		$ 6,247,729,746

^^	Collateralized by:
	(1)	$263,062,000 U.S. Treasury Note, 2.75%, 02/28/2013, value including accrued interest is $265,200,694.
	(2)	$344,115,000 U.S. Treasury Note, 4.625%, 07/31/2009, value including accrued interest is $359,040,903.
	(3)	$380,136,749 GNMA, 5.00% to 7.00%, 11/15/2019 to 02/15/2047, value including accrued interest is
$331,500,001.
	(4)	$313,449,000 TIPS, 2.375%, 04/15/2011, value including accrued interest is $359,040,028; $253,190,000 U.S.
Treasury Note, 4.50%, 03/31/2009, value including accrued interest is $265,200,960.
	(5)	$267,530,000 U.S. Treasury Bills, 0.00%, 07/10/2008 to 08/28/2008, value is $265,202,742.
	(6)	$205,857,000 TIPS, 3.875%, 04/15/2029, value including accrued interest is $359,041,471.
	(7)	$651,402,044 GNMA, 5.00% to 7.00%, 08/15/2017 to 11/15/2037, value including accrued interest is
$331,500,000.
	(8)	$266,966,000 U.S. Treasury Bills, 0.00%, 06/12/2008 to 07/31/2008, value is $265,201,624.
	(9)	$921,585,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $359,040,296.
	(10)	$680,720,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $265,201,702.
	(11)	$172,707,000 U.S. Treasury Bills, 0.00%, 03/01/2008 to 07/31/2008, value is $172,479,329; $92,650,000 U.S.
Treasury Note, 2.00%, 02/28/2010, value including accrued interest is $92,724,121.
	(12)	$358,755,000 U.S. Treasury Note, 2.00%, 02/28/2010, value including accrued interest is $359,042,009.
	(13)	$75,885,000 U.S. Treasury Bills, 0.00%, 08/07/2008 to 08/28/2008, value is $75,172,042; $189,879,000 U.S.
Treasury Note, 2.00%, 02/28/2010, value including accrued interest is $190,030,906.
	(14)	$1,147,249,000 U.S. Treasury STRIPS, 0.00%, 08/15/2027 to 02/15/2031, value is $433,500,306. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
	(15)	$120,408,000 U.S. Treasury Bonds, 5.00% to 8.125%, 08/15/2019 to 05/15/2037, value including accrued interest is $151,738,619; $26,000,000 U.S. Treasury STRIPS, 0.00%, 01/15/2014, value is $31,862,055.
	(16)	$141,000,000 U.S. Treasury Bill, 0.00%, 08/14/2008, value is $139,767,660; $61,156,000 U.S. Treasury Bond,
6.75%, 08/15/2026, value including accrued interest is 78,629,869; $105,097,000 TIPS, 3.375%, 01/15/2012,
value including accrued interest is $140,643,735.
	(17)	$121,692,000 U.S. Treasury Notes, 4.00% to 4.50%, 04/15/2010 to 05/15/2017, value including accrued interest is $130,560,263.
	(18)	$189,710,000 U.S. Treasury Notes, 4.375% to 5.125%, 11/15/2008 to 05/15/2016, value including accrued interest is $206,388,438.
	(19)	$536,731,000 U.S. Treasury STRIPS, 0.00%, 05/15/2008 to 05/15/2037, value is $265,202,046.
	(20)	$1,464,044,955 GNMA, 3.50% to 13.00%, 06/15/2008 to 04/15/2043, value including accrued interest is
$331,502,684.

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued
February 29, 2008

*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of February 29, 2008 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 29, 2008 (unaudited):

2-7 days	97.6%
121-240 days	2.4%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments in securities	$ 151,785,714
Investments in repurchase agreements	6,102,338,624

Investments at amortized cost	6,254,124,338
Interest receivable	2,503,796
Prepaid expenses and other assets	140,294

Total assets	6,256,768,428

Liabilities
Dividends payable	7,809,939
Payable for Fund shares redeemed	493,026
Advisory fee payable	55,282
Distribution Plan expenses payable	28,914
Due to other related parties	102,822
Accrued expenses and other liabilities	548,699

Total liabilities	9,038,682

Net assets	$ 6,247,729,746

Net assets represented by
Paid-in capital	$ 6,248,410,779
Undistributed net investment income	879,646
Accumulated net realized losses on investments	(1,560,679)

Total net assets	$ 6,247,729,746

Net assets consists of
Class I	$ 4,734,985,654
Class AD	6,260,044
Class IN	297,201,061
Class IS	1,126,995,873
Class P	82,287,114

Total net assets	$ 6,247,729,746

Shares outstanding (unlimited number of shares authorized)
Class I	4,735,393,161
Class AD	6,260,087
Class IN	297,221,089
Class IS	1,127,244,546
Class P	82,293,602

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$ 199,142,340

Expenses
Advisory fee	4,997,383
Distribution Plan expenses
Class AD	1,105
Class IN	250,404
Class IS	3,117,931
Class P	321,316
Administrative services fee	2,751,908
Transfer agent fees	246,029
Trustees’ fees and expenses	77,439
Printing and postage expenses	35,127
Custodian and accounting fees	1,115,654
Registration and filing fees	127,340
Professional fees	110,336
Other	94,241

Total expenses	13,246,213
Less: Expense reductions	(92,566)

Net expenses	13,153,647

Net investment income	185,988,693

Net realized gains or losses on investments	0

Net increase in net assets resulting from operations	$ 185,988,693

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2008 (a)		2007 (b)

Operations
Net investment income	$ 185,988,693		$ 144,928,949
Net realized gains or losses on
investments		0		0

Net increase in net assets resulting
from operations		185,988,693		144,928,949

Distributions to shareholders from
Net investment income
Class I		(121,635,763)		(66,184,785)
Class AD		(89,621)		(304,920)
Class IN		(10,426,486)		(11,609,424)
Class IS		(51,593,770)		(63,395,417)
Class P		(2,475,525)		(2,256,523)
Class RV		0		(676,561)
Class RC		0		(351,126)

Total distributions to shareholders		(186,221,165)		(144,778,756)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	21,283,688,149	21,283,688,149	12,750,256,468	12,750,256,468
Class AD	27,313,143	27,313,143	10,796,397	10,796,397
Class IN	711,538,818	711,538,818	1,249,359,084	1,249,359,084
Class IS	4,895,278,898	4,895,278,898	5,716,373,816	5,716,373,816
Class P	225,473,896	225,473,896	138,784,253	138,784,253
Class RV	0	0	32,957,867	32,957,867
Class RC	0	0	25,959,286	25,959,286

		27,143,292,904		19,924,487,171

Net asset value of shares issued in
reinvestment of distributions
Class I	33,594,263	33,594,263	8,214,226	8,214,226
Class AD	64,176	64,176	943	943
Class IN	3,103,000	3,103,000	181,087	181,087
Class IS	29,853,478	29,853,478	20,887,965	20,887,965
Class P	2,048,446	2,048,446	1,177,871	1,177,871
Class RV	0	0	64,233	64,233
Class RC	0	0	39,539	39,539

		68,663,363		30,565,864

Payment for shares redeemed
Class I	(17,735,374,950)	(17,735,374,950)	(13,450,968,890)	(13,450,968,890)
Class AD	(21,537,780)	(21,537,780)	(39,372,214)	(39,372,214)
Class IN	(676,654,340)	(676,654,340)	(1,245,731,718)	(1,245,731,718)
Class IS	(5,349,615,514)	(5,349,615,514)	(7,092,141,312)	(7,092,141,312)
Class P	(201,810,950)	(201,810,950)	(188,860,726)	(188,860,726)
Class RV	0	0	(97,058,554)	(97,058,554)
Class RC	0	0	(54,675,868)	(54,675,868)

		(23,984,993,534)		(22,168,809,282)

(a) Year ended February 29.
(b) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended February 28,

	2008 (a)	2007 (b)

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ 3,226,962,733	$ (2,213,756,247)

Total increase (decrease) in net assets	3,226,730,261	(2,213,606,054)
Net assets
Beginning of period	3,020,999,485	5,234,605,539

End of period	$ 6,247,729,746	$ 3,020,999,485

Undistributed net investment income	$ 879,646	$ 1,112,118

(a) Year ended February 29.
(b) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

20

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS
On February 29, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS
As of February 29, 2008, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$8,866,575	$1,560,679	$(7,986,929)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $186,221,165 and $144,778,756 of ordinary income for the years ended February 29, 2008 and February 28, 2007, respectively.

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted

22

NOTES TO FINANCIAL STATEMENTS continued

by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS
Pursuant to Section 871 of the Internal Revenue Code, $186,221,165 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

26

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was near the median of the management fees paid by other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to

29

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

540713 rv5 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

540713  rv5    4/2008

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of February 29, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional U.S. Government Money Market Fund for the twelvemonth period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

1

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

					Lipper
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

Average annual
return

1-year	4.71%	4.60%	4.45%	4.18%	4.68%	4.86%

5-year	3.05%	2.95%	2.79%	2.53%	2.96%	3.16%

Since portfolio
inception	3.39%	3.31%	3.13%	2.97%	3.29%	3.52%

7-day annualized
yield	3.03%	2.93%	2.78%	2.53%	N/A	N/A

30-day annualized
yield	3.13%	3.03%	2.88%	2.63%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 29, 2008, there were 183 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,021.13	$ 1.11
Class IN	$ 1,000.00	$ 1,020.62	$ 1.56
Class IS	$ 1,000.00	$ 1,019.89	$ 2.31
Class P	$ 1,000.00	$ 1,018.59	$ 3.61
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.77	$ 1.11
Class IN	$ 1,000.00	$ 1,023.32	$ 1.56
Class IS	$ 1,000.00	$ 1,022.58	$ 2.31
Class P	$ 1,000.00	$ 1,021.28	$ 3.62

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.31% for Class IN, 0.46% for Class IS and 0.72% for Class P), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.71%	4.95%	3.31%	1.41%	0.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,453,481	$472,397	$695,920	$695,666	$864,852
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.23%	0.23%	0.23%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.23%	0.23%	0.22%
Net investment income (loss)	4.35%	4.82%	3.34%	1.37%	0.92%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS IN	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.60%	4.84%	3.20%	1.31%	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$104,696	$6,061	$150,371	$6,780	$9,622
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.32%	0.33%	0.33%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.32%	0.33%	0.33%	0.31%
Net investment income (loss)	3.79%	4.42%	3.56%	1.31%	0.80%

1 Year ended February 29.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.45%	4.69%	3.05%	1.16%	0.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,427	$33,257	$140,087	$228,903	$172,304
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.48%	0.48%	0.47%	0.48%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.48%	0.47%	0.48%	0.47%
Net investment income (loss)	4.03%	4.63%	2.93%	1.22%	0.67%

1 Year ended February 29.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended February 28,

CLASS P	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.18%	4.42%	2.79%	0.90%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,119	$46,348	$259,175	$245,030	$298,590
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.73%	0.73%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.73%	0.72%
Net investment income (loss)	4.00%	4.17%	2.79%	0.88%	0.42%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 29, 2008

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 49.5%
FFCB:
5.30%, 07/23/2008	$ 10,000,000	$10,000,000
FRN:
3.00%, 03/03/2008	50,000,000	49,989,898
3.02%, 03/03/2008	30,000,000	30,000,000
3.04%, 03/03/2008	175,000,000	175,000,000
3.05%, 03/03/2008	40,000,000	40,000,000
FHLB:
2.84%, 02/25/2009	75,000,000	75,000,000
4.00%, 06/13/2008	7,700,000	7,723,857
4.25%, 06/18/2008	30,000,000	30,000,000
4.625%, 12/04/2008	25,000,000	25,000,000
FRN:
2.87%, 03/03/2008	75,000,000	75,000,000
2.88%, 05/27/2008	40,000,000	40,008,609
3.03%, 03/03/2008	60,000,000	60,000,000
3.09%, 03/03/2008	75,000,000	75,000,000
FHLMC, 3.30%, 01/07/2009	25,000,000	25,001,150
FNMA:
3.63%, 05/01/2008	70,000,000	69,583,558
5.00%, 07/03/2008	10,000,000	10,072,219
FRN, 3.07%, 03/03/2008	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $847,379,291)		847,379,291

REPURCHASE AGREEMENTS ^^ 50.4%
Bank of America Corp., 3.07%, dated 02/29/2008, maturing 03/03/2008, maturity
value $155,039,654 (1)	155,000,000	155,000,000
Barclays Capital, Inc., 3.08%, dated 02/29/2008, maturing 03/03/2008, maturity
value $155,039,783 (2)	155,000,000	155,000,000
Deutsche Bank AG, 3.10%, dated 02/29/2008, maturing 03/03/2008, maturity
value $151,039,008 (3)	151,000,000	151,000,000
Greenwich Capital Markets, 3.05%, dated 02/29/2008, maturing 03/03/2008,
maturity value $155,039,396 (4)	155,000,000	155,000,000
HSBC Holdings, 3.05%, dated 02/29/2008, maturing 03/03/2008, maturity value
$155,039,396 (5)	155,000,000	155,000,000
State Street Corp., 1.75%, dated 02/29/2008, maturing 03/03/2008, maturity
value $92,836,658 (6)	92,823,121	92,823,121

Total Repurchase Agreements (cost $863,823,121)		863,823,121

Total Investments (cost $1,711,202,412) 99.9%		1,711,202,412
Other Assets and Liabilities 0.1%		1,518,929

Net Assets 100.0%		$ 1,712,721,341

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008

^^	Collateralized by:
	(1)	$63,100,000 FHLB, 2.59%, 11/28/2008, value including accrued interest is $63,104,531;
$100,000,000 FNMA, 0.00%, 01/11/2017, value is $95,000,000.
	(2)	$109,600,000 FFCB, 5.15%, 11/15/2019, value including accrued interest is $116,368,652;
$30,250,000 FHLB, 0.00% to 5.625%, 12/04/2008 to 06/09/2017, value including accrued interest is
$32,960,760; $8,726,000 FHLMC, 3.375%, 02/08/2010, value including interest is $8,772,150.
	(3)	$20,580,000 FHLB, 4.75% to 5.50%, 09/29/2011 to 01/18/2013, value including accrued interest is $20,870,687;
$90,000,000 FNMA, 5.05% to 5.40%, 02/07/2011 to 10/24/2012, value including accrued interest is
$93,960,844; $26,005,000 FHLMC, 5.50%, 03/28/2016, value including accrued interest is $27,980,845;
$17,000,000 STRIPS, 0.00%, 01/15/2018, value is $11,208,440.
	(4)	$155,740,000 FHLB, 0.00% to 5.85%, 07/11/2011 to 03/23/2015, value including accrued interest is
$158,102,952.
	(5)	$77,985,000 FNMA, 5.125% to 5.59%, 09/02/2008 to 04/19/2027, value including accrued interest is
$80,572,283; $74,305,000 FHLMC, 5.25% to 5.45%, 09/02/2011 to 04/03/2012, value including accrued interest is $77,531,431.
	(6)	$95,005,000 U.S. Treasury Bills, 0.00%, 04/17/2008 to 05/15/2008, value is $94,681,375.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality as of February 29, 2008 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 29, 2008 (unaudited):

2-7 days	82.9%
61-120 days	8.6%
121-240 days	1.2%
241+ days	7.3%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments in securities	$847,379,291
Investments in repurchase agreements	863,823,121

Investments at amortized cost	1,711,202,412
Cash	1,460
Interest receivable	3,940,493
Prepaid expenses and other assets	19,498

Total assets	1,715,163,863

Liabilities
Dividends payable	2,308,785
Advisory fee payable	16,827
Distribution Plan expenses payable	5,535
Due to other related parties	8,936
Accrued expenses and other liabilities	102,439

Total liabilities	2,442,522

Net assets	$1,712,721,341

Net assets represented by
Paid-in capital	$1,712,724,053

Undistributed net investment income	527,455
Accumulated net realized losses on investments	(530,167)

Total net assets	$1,712,721,341

Net assets consists of
Class I	$1,453,480,511
Class IN	104,695,668
Class IS	80,426,605
Class P	74,118,557

Total net assets	$1,712,721,341

Shares outstanding (unlimited number of shares authorized)
Class I	1,453,496,055
Class IN	104,673,502
Class IS	80,399,923
Class P	74,146,789

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$36,820,215

Expenses
Advisory fee	965,597
Distribution Plan expenses
Class IN	22,490
Class IS	65,558
Class P	300,646
Administrative services fee	482,735
Transfer agent fees	19,466
Trustees’ fees and expenses	12,165
Printing and postage expenses	17,911
Custodian and accounting fees	183,135
Registration and filing fees	94,238
Professional fees	29,912
Other	37,739

Total expenses	2,231,592
Less: Expense reductions	(20,166)

Net expenses	2,211,426

Net investment income	34,608,789

Net realized gains on investments	3,364

Net increase in net assets resulting from operations	$34,612,153

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2008 (a)		2007 (b)

Operations
Net investment income		$34,608,789		$40,851,218
Net realized gains on investments		3,364		6,892

Net increase in net assets resulting
from operations		34,612,153		40,858,110

Distributions to shareholders from
Net investment income
Class I		(30,446,639)		(24,531,107)
Class IN		(852,460)		(1,831,479)
Class IS		(1,062,266)		(10,063,333)
Class P		(2,418,191)		(4,178,944)
Class RV		0		(13,482)
Class RC		0		(7,168)

Total distributions to shareholders		(34,779,556)		(40,625,513)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	7,648,957,519	7,648,957,519	6,344,657,455	6,344,657,455
Class IN	133,942,057	133,942,057	274,920,602	274,920,602
Class IS	130,651,736	130,651,736	915,577,383	915,577,383
Class P	83,032,322	83,032,322	97,004,554	97,004,554
Class RV	0	0	1,747,098	1,747,098
Class RC	0	0	146,941	146,941

		7,996,583,634		7,634,054,033

Net asset value of shares issued in
reinvestment of distributions
Class I	7,947,894	7,947,894	4,443,962	4,443,962
Class IN	687,660	687,660	149,252	149,252
Class IS	575,731	575,731	7,398,180	7,398,180
Class P	2,301,375	2,301,375	1,164,916	1,164,916

		11,512,660		13,156,310

Payment for shares redeemed
Class I	(6,675,669,576)	(6,675,669,576)	(6,572,751,660)	(6,572,751,660)
Class IN	(35,995,241)	(35,995,241)	(419,399,764)	(419,399,764)
Class IS	(84,053,813)	(84,053,813)	(1,029,852,447)	(1,029,852,447)
Class P	(57,551,769)	(57,551,769)	(311,036,239)	(311,036,239)
Class RV	0	0	(2,389,027)	(2,389,027)
Class RC	0	0	(783,159)	(783,159)

		(6,853,270,399)		(8,336,212,296)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,154,825,895		(689,001,953)

Total increase (decrease) in net assets		1,154,658,492		(688,769,356)
Net assets
Beginning of period		558,062,849		1,246,832,205

End of period		$1,712,721,341		$558,062,849

Undistributed net investment income		$527,455		$698,222

(a) Year ended February 29.

(b) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.12% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.10% of the average daily net assets for Class IN shares and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS

On February 29, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS continued

As of February 29, 2008, the Fund had $530,167 in capital loss carryovers for federal income tax purposes with $81,953 expiring in 2013, $384,732 expiring in 2014 and $63,482 expiring in 2015.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2008, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$2,864,247	$530,167	$(2,336,792)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $34,779,556 and $40,625,513 of ordinary income for the years ended February 29, 2008 and February 28, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by

18

NOTES TO FINANCIAL STATEMENTS continued

each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

19

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Institutional U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

22

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

23

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

24

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Class I shares of the Fund had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was at the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to

25

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the continuation of the agreements.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565579 rv5 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565579 rv5 4/2008

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Annual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Prime Cash Management Money Market Fund for the twelve-month period ended February 29, 2008 (the “twelve-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking as the twelve-month period progressed. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export activity, economic growth slowed as

1

LETTER TO SHAREHOLDERS continued

lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile twelve-month period, the management teams of Evergreen’s institutional money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

Average annual return

1-year	5.11%	5.06%

5-year	3.21%	3.16%

10-year	3.83%	3.80%

7-day annualized yield	3.68%	3.63%

30-day annualized yield	3.85%	3.80%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2008, there were 406 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill Lynch
			Institutional	3-Month
Investor	Institutional	Participant	Money	U.S.
Shares	Service Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

6/13/2003	6/13/2003	6/13/2003

ESNXX	ESSXX	ERPXX

5.00%	4.85%	4.58%	4.89%	4.86%

3.11%	2.97%	2.73%	3.01%	3.16%

3.78%	3.70%	3.58%	3.64%	3.75%

3.58%	3.43%	3.18%	N/A	N/A

3.75%	3.60%	3.35%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class I	$ 1,000.00	$ 1,024.02	$ 0.86
Class AD	$ 1,000.00	$ 1,023.76	$ 1.11
Class IN	$ 1,000.00	$ 1,023.51	$ 1.31
Class IS	$ 1,000.00	$ 1,022.75	$ 2.11
Class P	$ 1,000.00	$ 1,021.48	$ 3.32
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.02	$ 0.86
Class AD	$ 1,000.00	$ 1,023.77	$ 1.11
Class IN	$ 1,000.00	$ 1,023.57	$ 1.31
Class IS	$ 1,000.00	$ 1,022.77	$ 2.11
Class P	$ 1,000.00	$ 1,021.58	$ 3.32

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.17% for Class I, 0.22% for Class AD, 0.26% for Class IN, 0.42% for Class IS and 0.66% for Class P), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.11%	5.15%	3.40%	1.47%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,672,226	$3,885,124	$1,628,761	$1,326,061	$1,435,550
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.17%	0.20%	0.24%	0.24%	0.22%
Expenses excluding waivers/reimbursements
and expense reductions	0.29%	0.30%	0.31%	0.34%	0.41%
Net investment income (loss)	4.92%	5.12%	3.42%	1.47%	1.00%

1 Year ended February 29.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.05[3]	0.05[3]	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total return	5.06%	5.10%	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,465	$ 1	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%	0.25%	0.29%	0.28%	0.07%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.34%	0.35%	0.36%	0.38%	0.26%[4]
Net investment income (loss)	4.78%	5.11%	3.30%	1.23%	0.22%[4]

1 Year ended February 29.

2 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.00%	5.05%	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,949	$17,838	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.27%	0.29%	0.34%	0.34%	0.33%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.39%	0.39%	0.41%	0.44%	0.52%[3]
Net investment income (loss)	4.71%	4.92%	3.25%	1.40%	0.81%[3]

1 Year ended February 29.

2 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.85%	4.89%	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$378,816	$301,367	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%	0.44%	0.49%	0.49%	0.49%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.55%	0.54%	0.56%	0.59%	0.68%[3]
Net investment income (loss)	4.72%	4.81%	3.16%	1.32%	0.67%[3]

1 Year ended February 29.

2 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	0[3]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.58%	4.63%	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$150,227	$28,973	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%	0.69%	0.74%	0.74%	0.74%[4]
Expenses excluding waivers/reimbursements
and expense reductions	0.79%	0.79%	0.81%	0.84%	0.93%[4]
Net investment income (loss)	4.36%	4.47%	2.84%	0.92%	0.42%[4]

1 Year ended February 29.

2 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

3 Amount represents less than $0.005 per share.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 29, 2008

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 12.1%
Abbey National plc:
3.38%, 03/13/2008	$100,000,000	$100,000,000
4.68%, 03/11/2008	50,000,000	50,028,810
Allied Irish Banks plc, 3.21%, 05/19/2008	75,000,000	75,000,000
Barclays Bank plc:
3.51%, 03/25/2008	50,000,000	50,000,000
3.97%, 04/21/2008	30,000,000	30,000,000
Credit Suisse First Boston Corp., 4.78%, 04/03/2008	50,000,000	49,994,121
Deutsche Bank AG:
3.15%, 03/03/2008	75,000,000	75,000,000
4.75%, 04/04/2008	75,000,000	75,000,000
Harris Bankcorp, Inc., 4.01%, 04/18/2008	50,000,000	50,000,000
National Bank of Canada, 3.02%, 06/11/2008	100,000,000	100,002,479
Royal Bank of Scotland, 4.61%, 05/06/2008	100,000,000	100,000,000
SunTrust Banks, Inc., 3.89%, 04/21/2008	75,000,000	75,074,262
UBS AG, 5.45%, 03/07/2008	50,000,000	50,001,731

Total Certificates of Deposit (cost $880,101,403)		880,101,403

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
Floating-rate 1.0%
Paragon Mtge. plc, Ser. 13A, Class A1, 3.13%, 03/17/2008 144A +
(cost $75,137,144)	75,137,144	75,137,144

COMMERCIAL PAPER 57.4%
Asset-Backed 27.6%
Anglesea Funding, LLC, 5.55%, 03/31/2008	50,000,000	49,784,167
Barton Capital Corp., 3.30%, 03/07/2008	50,000,000	49,981,667
Belmont Funding, LLC:
4.05%, 04/17/2008	70,000,000	69,645,625
4.45%, 04/10/2008	75,000,000	74,647,708
6.00%, 03/10/2008	20,000,000	19,976,667
Bryant Park Funding, LLC:
3.15%, 03/10/2008	85,000,000	84,947,937
3.26%, 03/17/2008	108,566,000	108,428,362
Charta, LLC, 3.30%, 04/28/2008	106,000,000	105,455,867
Chesham Finance, LLC:
3.35%, 05/28/2008	35,000,000	34,719,903
3.65%, 03/03/2008	35,000,000	35,000,000
4.92%, 03/07/2008	50,000,000	49,972,667
5.16%, 07/08/2008	25,000,000	24,545,358
Concord Minuteman Capital Co., LLC:
3.25%, 05/08/2008	50,000,000	49,702,083
3.40%, 03/07/2008	80,000,000	79,969,778
3.50%, 03/03/2008	40,000,000	40,000,000
4.05%, 04/18/2008	50,000,000	49,741,250

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Crown Point Capital Co.:
3.25%, 05/08/2008	$55,000,000	$54,672,292
3.40%, 04/04/2008	100,000,000	99,697,778
3.50%, 03/03/2008	40,000,000	40,000,000
4.05%, 04/10/2008	25,000,000	24,893,125
Ebury Finance, LLC:
3.59%, 04/30/2008	10,000,000	9,942,161
3.65%, 04/29/2008	100,000,000	99,422,083
3.70%, 03/03/2008	35,000,000	35,000,000
Falcon Asset Co., LLC, 3.30%, 03/31/2008	75,000,000	74,807,500
Gemini Securitization Corp.:
3.20%, 03/17/2008	50,000,000	49,937,778
3.25%, 03/03/2008	80,000,000	80,000,000
5.25%, 03/05/2008	75,000,000	74,978,125
Lexington Parker Capital Corp., LLC, 4.01%, 04/22/2008	60,000,000	59,665,833
Old Line Funding, LLC:
3.14%, 04/09/2008	35,000,000	34,887,047
3.17%, 03/20/2008	55,978,000	55,894,204
Ranger Funding Co., LLC, 5.19%, 03/18/2008	50,000,000	49,891,875
Thunder Bay Funding, LLC:
3.17%, 03/05/2008	62,090,000	62,079,065
3.17%, 03/17/2008	49,047,000	48,986,536
5.20%, 03/25/2008	50,000,000	49,841,111
Windmill Funding Corp., 3.25%, 03/03/2008	75,000,000	75,000,000

		2,006,115,552

Capital Markets 0.3%
Natexis Banques Populaires, 4.46%, 04/03/2008	25,000,000	24,903,986

Commercial Banks 24.7%
Allied Irish Banks plc, 3.07%, 05/02/2008	44,000,000	43,775,233
Anglo Irish Bank Corp. plc, 3.12%, 05/06/2008 144A	10,000,000	9,944,533
Australia and New Zealand Banking Group, Ltd.:
3.15%, 03/25/2008	46,500,000	46,410,488
4.88%, 03/14/2008	50,000,000	49,925,444
4.89%, 03/17/2008	50,000,000	49,904,917
Bank of Montreal:
3.03%, 03/10/2008	50,000,000	49,970,542
3.11%, 05/05/2008	50,000,000	49,728,313
Barclays U.S. Funding, LLC, 3.03%, 05/19/2008	60,000,000	59,611,792
BNP Paribas SA, 4.92%, 03/18/2008	75,000,000	74,846,250
Commerzbank AG, 3.19%, 03/04/2008	50,000,000	49,995,576
Danske Corp.:
3.13%, 03/07/2008	30,000,000	29,989,567
4.63%, 03/31/2008	75,000,000	74,729,917
DEPFA BANK plc, 3.17%, 04/11/2008	100,000,000	99,656,583

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Dexia Delaware, LLC:
3.18%, 03/07/2008	$ 35,000,000	$34,987,633
3.81%, 03/07/2008	50,000,000	49,978,833
5.06%, 03/11/2008	60,000,000	59,932,533
Dresdner U.S. Finance Corp., 3.09%, 03/20/2008	75,000,000	74,890,563
Erste Finance, LLC, 3.13%, 03/05/2008	100,000,000	99,982,611
Fortis Funding, LLC, 3.11%, 03/14/2008	100,000,000	99,904,972
Governor & Co., 4.30%, 03/04/2008	29,250,000	29,246,506
Natixis:
4.69%, 03/20/2008	45,000,000	44,900,338
4.86%, 03/07/2008	90,000,000	89,951,400
Rabobank U.S.A. Finance Corp., 3.16%, 03/03/2008	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB, 3.02%, 04/04/2008	100,000,000	99,731,556
Societe Generale:
3.18%, 03/03/2008	150,000,000	150,000,000
4.61%, 04/03/2008	50,000,000	49,801,514
Unicredit Delaware, Inc., 4.60%, 03/26/2008	30,000,000	29,911,833
Unicredito Italian SpA, 4.80%, 06/06/2008	75,000,000	74,050,000

		1,800,759,447

Diversified Financial Services 1.5%
UBS Finance Delaware, Inc., 4.75%, 05/27/2008	110,000,000	108,766,319

Insurance 0.8%
Irish Life & Permanent plc:
3.30%, 03/31/2008	50,000,000	49,871,667
5.03%, 04/14/2008	11,000,000	10,935,448

		60,807,115

Thrifts & Mortgage Finance 2.5%
Nationwide Building Society:
3.28%, 04/22/2008	15,000,000	14,931,771
3.95%, 04/16/2008	75,000,000	74,637,916
5.00%, 03/18/2008	40,000,000	39,916,667
5.08%, 03/14/2008	50,000,000	49,922,389

		179,408,743

Total Commercial Paper (cost $4,180,761,162)		4,180,761,162

CORPORATE BONDS 19.2%
Capital Markets 4.5%
Bear Stearns Cos., FRN:
3.27%, 03/14/2008	100,000,000	100,000,000
3.46%, 04/29/2008	30,000,000	30,004,558
Lehman Brothers Holdings, Inc., FRN, 5.02%, 03/27/2008	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN:
3.26%, 03/17/2008	25,000,000	25,000,000
3.28%, 03/25/2008	100,000,000	100,000,000

		330,004,558

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
Commercial Banks 1.7%
Branch Banking & Trust Co., 4.81%, 05/19/2008	$75,000,000	$75,000,000
Wells Fargo & Co., FRN, 3.22%, 03/10/2008	50,000,000	50,000,893

		125,000,893

Consumer Finance 7.6%
American Express Centurion Bank, FRN, 3.42%, 03/07/2008	75,000,000	75,000,000
American Express Co., FRN, 3.09%, 03/17/2008	50,000,000	49,999,385
American Honda Finance Corp., FRN, 3.17%, 05/20/2008 144A	100,000,000	100,000,000
BMW U.S. Capital Corp., LLC, FRN, 3.13%, 03/03/2008	75,000,000	75,000,000
General Electric Capital Corp.:
4.69%, 04/07/2008	70,000,000	69,950,218
FRN, 3.16%, 03/25/2008	45,000,000	45,000,000
John Deere Capital Corp., FRN, 5.04%, 03/25/2008	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN:
3.20%, 03/12/2008	50,000,000	50,000,000
3.21%, 05/27/2008	50,000,000	50,000,000

		554,949,603

Diversified Consumer Services 0.2%
AARP, FRN, 3.20%, 03/06/2008	10,000,000	10,000,000

Diversified Financial Services 1.1%
JPMorgan Chase & Co., FRN, 3.13%, 03/03/2008	45,000,000	44,930,585
Sigma Finance, Inc., FRN, SIV, 5.38%, 04/23/2008 144A +	35,000,000	35,000,000

		79,930,585

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	75,000,000	75,106,433

Household Products 0.6%
Procter & Gamble Co., 3.14%, 05/19/2008	45,000,000	45,000,000

Insurance 2.5%
Allstate Corp., FRN, 3.15%, 03/27/2008	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 3.16%, 03/11/2008 144A	25,000,000	25,000,000
Hartford Life Global Holdings, 4.33%, 03/15/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, 4.21%, 05/12/2008 144A	80,000,000	80,000,000

		180,000,000

Total Corporate Bonds (cost $1,399,992,072)		1,399,992,072

FUNDING AGREEMENTS 2.7%
Jackson National Life Funding Agreement, 4.82%, 04/01/2008 +	18,000,000	18,000,000
Metropolitan Life Funding Agreement:
4.36%, 03/15/2008 +	25,000,000	25,000,000
5.77%, 03/15/2008 +	16,000,000	16,000,000
Transamerica Occidental Funding Agreement:
3.45%, 03/03/2008 +	50,000,000	50,000,000
3.46%, 03/03/2008 +	15,000,000	15,000,000
3.48%, 03/03/2008 +	70,000,000	70,000,000

Total Funding Agreements (cost $194,000,000)		194,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 0.2%
Miscellaneous Revenue 0.2%
SF Tarns, LLC, FRN, 3.20%, 03/06/2008 (cost $15,895,000)	$ 15,895,000	$15,895,000

TIME DEPOSITS 1.9%
Deutsche Bank AG, 3.19%, 03/03/2008	135,000,000	135,000,000
State Street Corp., 2.00%, 03/03/2008	3,272,707	3,272,707

Total Time Deposits (cost $138,272,707)		138,272,707

YANKEE OBLIGATIONS - CORPORATE 5.4%
Commercial Banks 5.4%
Anglo Irish Bank Corp. plc:
4.09%, 03/27/2008	25,000,000	24,931,917
4.70%, 03/27/2008	75,000,000	74,765,000
Bank of Ireland, FRN, 3.11%, 03/19/2008 144A	50,000,000	50,000,000
HBOS plc, 4.49%, 04/14/2008	30,000,000	30,000,000
HSH Nordbank AG, FRN, 3.12%, 03/25/2008 144A +	75,000,000	75,000,000
Royal Bank of Canada, FRN, 3.15%, 03/06/2008 144A	35,000,000	35,000,000
Royal Bank of Scotland, FRN:
3.26%, 03/03/2008 144A	50,000,000	50,000,000
5.49%, 03/19/2008 144A	50,000,000	50,000,000

Total Yankee Obligations - Corporate (cost $389,696,917)		389,696,917

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 3.62% q	1,081,915	1,081,915
Federated Prime Value Obligations Fund, Class IS, 3.57% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 2.14% q	62,210	62,210

Total Mutual Fund Shares (cost $1,419,921)		1,419,921

Total Investments (cost $7,275,276,326) 99.9%		7,275,276,326
Other Assets and Liabilities 0.1%		6,405,722

Net Assets 100.0%		$ 7,281,682,048

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 29, 2008

The following table shows the percent of total investments (excluding mutual fund shares) by credit quality as of February 29, 2008 (unaudited):

Tier 1	100%

The following table shows the percent of total investments (excluding mutual fund shares) by maturity as of February 29, 2008 (unaudited):

2-7 days	27.3%
8-60 days	55.9%
61-120 days	16.4%
121-240 days	0.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008

Assets
Investments at amortized cost	$7,275,276,326
Receivable for Fund shares sold	500,000
Interest receivable	20,401,848
Prepaid expenses and other assets	83,463

Total assets	7,296,261,637

Liabilities
Dividends payable	14,100,954
Payable for Fund shares redeemed	625
Advisory fee payable	43,458
Distribution Plan expenses payable	14,554
Due to other related parties	38,993
Accrued expenses and other liabilities	381,005

Total liabilities	14,579,589

Net assets	$7,281,682,048

Net assets represented by
Paid-in capital	$7,282,489,194
Overdistributed net investment income	(35,496)
Accumulated net realized losses on investments	(771,650)

Total net assets	$7,281,682,048

Net assets consists of
Class I	$6,672,226,035
Class AD	1,464,568
Class IN	78,948,950
Class IS	378,815,507
Class P	150,226,988

Total net assets	$7,281,682,048

Shares outstanding (unlimited number of shares authorized)
Class I	6,672,868,433
Class AD	1,464,625
Class IN	78,970,112
Class IS	378,906,142
Class P	150,236,173

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended February 29, 2008

Investment income
Interest	$285,303,736

Expenses
Advisory fee	10,461,972
Distribution Plan expenses
Class AD	460
Class IN	97,798
Class IS	779,260
Class P	446,779
Administrative services fee	3,363,754
Transfer agent fees	277,290
Trustees’ fees and expenses	121,680
Printing and postage expenses	31,250
Custodian and accounting fees	1,332,379
Registration and filing fees	396,421
Professional fees	139,741
Other	132,369

Total expenses	17,581,153
Less: Expense reductions	(127,070)
Fee waivers	(6,507,318)

Net expenses	10,946,765

Net investment income	274,356,971

Net realized gains or losses on investments
Net realized losses on investments	(81,226)
Net increase from payment by affiliate for losses realized on securities	111,153

Net realized gains on investments	29,927

Net increase in net assets resulting from operations	$274,386,898

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2008 (a)		2007 (b)

Operations
Net investment income		$274,356,971		$203,445,770
Net realized gains or losses on
investments		29,927		(103,272)

Net increase in net assets resulting
from operations		274,386,898		203,342,498

Distributions to shareholders from
Net investment income
Class I		(251,291,181)		(189,496,741)
Class AD		(44,149)		(24,107)
Class IN		(4,606,078)		(862,602)
Class IS		(14,704,955)		(12,235,648)
Class P		(3,893,486)		(660,277)
Class RV		0		(45,402)
Class RC		0		(1,636)

Total distributions to shareholders		(274,539,849)		(203,326,413)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	31,087,749,705	31,087,749,705	30,026,758,326	30,026,758,326
Class AD	3,684,932	3,684,932	2,906,305	2,906,305
Class IN	779,108,166	779,108,166	148,581,705	148,581,705
Class IS	1,617,324,774	1,617,324,774	2,099,697,884	2,099,697,884
Class P	336,404,594	336,404,594	74,644,666	74,644,666
Class RV	0	0	17,323,443	17,323,443
Class RC	0	0	1,244,325	1,244,325

		33,824,272,171		32,371,156,654

Net asset value of shares issued in
reinvestment of distributions
Class I	90,216,503	90,216,503	81,805,424	81,805,424
Class AD	43,780	43,780	17,889	17,889
Class IN	3,758,841	3,758,841	362,224	362,224
Class IS	1,072,851	1,072,851	679,230	679,230
Class P	3,506,747	3,506,747	314,193	314,193
Class RC	0	0	546	546

		98,598,722		83,179,506

Payment for shares redeemed
Class I	(28,390,719,389)	(28,390,719,389)	(27,852,217,763)	(27,852,217,763)
Class AD	(2,265,217)	(2,265,217)	(2,924,138)	(2,924,138)
Class IN	(721,754,546)	(721,754,546)	(151,897,329)	(151,897,329)
Class IS	(1,540,941,511)	(1,540,941,511)	(1,994,908,436)	(1,994,908,436)
Class P	(218,657,693)	(218,657,693)	(68,912,169)	(68,912,169)
Class RV	0	0	(21,200,530)	(21,200,530)
Class RC	0	0	(1,254,763)	(1,254,763)

		(30,874,338,356)		(30,093,315,128)

Net increase in net assets resulting
from capital share transactions		3,048,532,537		2,361,021,032

Total increase in net assets		3,048,379,586		2,361,037,117
Net assets
Beginning of period		4,233,302,462		1,872,265,345

End of period		$7,281,682,048		$4,233,302,462

Undistributed (overdistributed)
net investment income		$(35,496)		$147,382

(a) Year ended February 29.

(b) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. For the year ended February 29, 2008, the advisory fee was equivalent to 0.19% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 29, 2008, EIMC voluntarily waived its advisory fee in the amount of $6,507,318.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On August 17, 2007, Wachovia purchased $110,000,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $111,153 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on securities. There was no impact to total return as a result of this payment.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS

On February 29, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

22

NOTES TO FINANCIAL STATEMENTS continued

As of February 29, 2008, the Fund had $771,650 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015

$12,385	$1,217	$25,697	$21,179	$580,777	$130,395

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after February 29, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2008, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$14,154,100	$771,650	$(14,189,596)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $274,539,849 and $203,326,413 of ordinary income for the years ended February 29, 2008 and February 28, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended February 29, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implemen-

24

NOTES TO FINANCIAL STATEMENTS continued

tation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 29, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund as of February 29, 2008, the results of its operations, changes in its net assets and financial highlights for each of the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 24, 2008

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $274,539,849 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

27

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Prime Cash Management Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

28

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five-year period ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

31

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

37

565580 rv5 4/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended February 29, 2008 and February 28, 2007, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$161,500	$148,100
Audit-related fees	0	0
Tax fees (1)	3,375	2,784
Non-audit fees (2)	810,374	833,367
All other fees	0	0

Total fees	$975,249	$984,251

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Multi-Sector Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: April 28, 2008

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: April 28, 2008